Registration No.33-24885
                                                               File No. 811-5670

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                       FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /


      PRE-EFFECTIVE AMENDMENT NO.  1                              / X /
                                  ---


      POST-EFFECTIVE AMENDMENT NO.                                 /   /

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / X /

      AMENDMENT NO.                                                /   /

                              OPPENHEIMER WORLD BOND FUND
--------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                 Two World Trade Center, New York, New York 10048-0203
--------------------------------------------------------------------------
                       (Address of Principal Executive Offices)

                                    (212) 323-0200
--------------------------------------------------------------------------
                            (Registrant's Telephone Number)

                                Andrew J. Donohue, Esq.
                          Oppenheimer Management Corporation
                 Two World Trade Center New York, New York 10048-0203
--------------------------------------------------------------------------
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     /   /  Immediately upon filing pursuant to paragraph (b)

     /   /  On --------, pursuant to paragraph (b)

     /   /  60 days after filing pursuant to paragraph (a)(1)

     /  /   On _____________, pursuant to paragraph (a)(1)

     /   /  75 days after filing pursuant to paragraph (a)(2)

     /   /  On --------, pursuant to paragraph (a)(2) of
              Rule 485(b)

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), shall determine.


                                       FORM N-1A

                             OPPENHEIMER WORLD BOND FUND

                                Cross Reference Sheet



Part A of
Form N-1A
Item No.       Prospectus Heading

    1          Front Cover Page
    2          Expenses; Brief Overview of the Fund
    3          Financial Highlights; Performance of the Fund
    4          Front Cover Page; Investment Objective and Policies
    5          Expenses; How the Fund is Managed; Back Cover
    5A         Performance of the Fund
    6          Dividends, Capital Gains and Taxes
    7          How to Buy Shares; How to Exchange Shares; Special Investor
               Services; Service Plan for Class A Shares; Distribution and
               Service Plan for Class B Shares; Distribution and Service
               Plan for Class C Shares; How to Sell Shares
    8          How to Sell Shares; How to Exchange Shares; Special Investor
               Services
    9          *


Part B of
Form N-1A
Item No.       Heading in Statement of Additional Information

    10         Cover Page
    11         Cover Page
    12         *
    13         Investment Objective and Policies; Other Investment Techniques
               and Strategies; Additional Investment Restrictions
    14         How the Fund is Managed - Trustees and Officers of the Fund
    15         How the Fund is Managed - Major Shareholders
    16         How the Fund is Managed; Distribution and Service Plans
    17         Brokerage Policies of the Fund
    18         Additional Information About the Fund
    19         Your Investment Account - How to Buy Shares; How to Sell Shares;
               How to Exchange Shares
    20         Dividends, Capital Gains and Taxes
    21         How the Fund is Managed; Brokerage Policies of the Fund
    22         Performance of the Fund
    23         Financial Statements


----------------
* Not applicable or negative answer.

OPPENHEIMER
World Bond Fund
Prospectus dated April 24, 1998

Oppenheimer World Bond Fund is a mutual fund with the primary investment objective of seeking total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund seeks to achieve its objectives by investing primarily in government bonds, both domestic and foreign. The Fund will, under normal market conditions, invest at least 65% of its total assets in bonds (debt securities) and at least 50% of its net assets in foreign securities.

      The Fund's foreign investments are subject to certain additional risks, including foreign currency fluctuations, that do not affect investments in domestic issuers. The Fund may also use certain hedging instruments and derivative investments in an effort to reduce the risks of market fluctuations that affect the value of the securities the Fund holds, or to seek total return or income. The Fund may borrow money from banks to buy securities, which is a speculative investment method known as "leverage." Investors should carefully consider these risks before investing. Please refer to "Investment Objective and Policies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion on the risks of investing in the Fund.

      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the April 24,1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                                       [logo] OppenheimerFunds

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


            A B O U T  T H E  F U N D

            Expenses
            A Brief Overview of the Fund
            Financial Highlights
            Investment Objectives and Policies
            How the Fund is Managed
            Performance of the Fund

            A B O U T  Y O U R  A C C O U N T

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            Automatic Withdrawal and Exchange Plans
            Reinvestment Privilege
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone
            By Checkwriting

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Appendix A:  Description of Securities Ratings
            Appendix B:  Special Sales Charge Arrangements

A B O U T  T H E  F U N D

Expenses


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below summarize the expenses expected to have been incurred if the Fund operated as an open-end fund during the last fiscal year ended October 31, 1997 (with $55 million of assets) under the new investment advisory agreement, 12b-1 plans and other agreements and the new capital structure of three classes of shares: Class A with a front-end sales load and Class B and Class C sold without a front-end sales load but with different contingent deferred sales arrangements. On April 24, 1998, the Fund was converted from a closed-end to an open-end investment company. See "How the Fund is Managed - Organization and History" for information on the organizational background of the Fund.


     o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" from pages ___ through ___ for an explanation of how and when these charges apply.


                                    Class A     Class B           Class C
                                    Shares      Shares            Shares
------------------------------------------------------------------------------

Maximum Sales Charge                4.75% None              None
on Purchases (as a % of
offering price)
------------------------------------------------------------------------------

Maximum Deferred Sales              None(1)     5% in the         1% if shares
Charge (as a % of the                           first year,       are redeemed
lower of the original                           declining to      Within 12
offering price or                               1% in the         months of
redemption proceeds)                            sixth year and    purchase(2)
                                                eliminated
                                                thereafter(2)
------------------------------------------------------------------------------

Maximum Sales Charge on             None        None              None
Reinvested Dividends
------------------------------------------------------------------------------

Exchange Fee                        None        None              None
------------------------------------------------------------------------------

Redemption Fee                      None        None              None

(1)If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.

(2) See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares," below, for more information on the contingent deferred sales charges.

     o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

                        Annual Fund Operating Expenses
                     as a Percentage of Average Net Assets

                        Class A     Class B     Class C
                        Shares      Shares      Shares
------------------------------------------------------------------------------

Management Fees         0.75%       0.75%       0.75%
------------------------------------------------------------------------------

12b-1 Distribution Plan
Fees(1)                 0.25%       1.00%       1.00%
------------------------------------------------------------------------------

Other Expenses          0.33%       0.33%       0.33%
------------------------------------------------------------------------------

Total Fund              1.33%       2.08%       2.08%
Operating Expenses


      (1) The numbers in the chart above are based upon estimates of the Fund's expenses it would have incurred as an open-end investment company in its last fiscal year ended October 31, 1997. The numbers have been restated to reflect the new investment advisory agreement, 12b-1 plans and other agreements and the new capital structure of three classes of shares. The 12b-1 Service Plan Fees for Class A shares are service fees (the maximum fee is 0.25% of average annual net assets of that class). For Class B and Class C shares, the 12b-1 Distribution and Service Plan Fees are the service fees of 0.25% and the annual asset-based sales charges of 0.75%.


      The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares. These Plans are discussed in greater detail in "How to Buy Shares."

      o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below, which is the expected business expenses of the Fund as an open-end investment company after the April 24, 1998 conversion. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                  1 year   3 years  5 years     10 years*
------------------------------------------------------------------------------

Class A Shares    $60      $88      $117        $200
------------------------------------------------------------------------------

Class B Shares    $71      $95      $132        $204
------------------------------------------------------------------------------

Class C Shares    $31      $65      $112        $241

If you did not redeem your investment, it would incur the following expenses:

Class A Shares    $60      $88      $117        $200
------------------------------------------------------------------------------

Class B Shares    $21      $65      $112        $204
------------------------------------------------------------------------------

Class C Shares    $21      $65      $112        $241
------------------------
* The expenses set forth in the examples above are based upon expenses of the Fund that are expected to be incurred during the Fund's first fiscal year as an open-end investment company on an annualized basis. In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the higher asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares -- Buying Class B Shares" for more information.

      These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which will be more or less than those shown.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     o What Are the Fund's Investment Objectives? The Fund's primary investment objective is to seek total return, with a secondary objective of seeking income when consistent with total return.


      o What Does the Fund Invest In? Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds (defined, for purposes of this non-fundamental investment policy, to be debt securities), and will invest at least 50% of its net assets in foreign securities. Debt securities, in general, represent a loan of money to the issuer, who promises to pay back the amount loaned (the "principal amount") plus interest, which may be at a fixed rate or a variable rate. As a fundamental policy, the Fund will not make any purchase that will cause 25% or more of its total assets to be invested in Foreign Government Securities and foreign corporate securities of any one country (other than the United States). Foreign Government Securities are debt instruments issued or guaranteed by foreign governments, or their political subdivisions, agencies or instrumentalities, including supranational entities. The Fund may also invest in U.S. Government Securities, which are debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      The Fund may also invest in fixed-income securities of domestic and foreign corporations, including short-term money market instruments. Other securities and investments which may be held by the Fund include put and call options, common stock acquired upon the exercise of options or conversion of convertible securities, and futures contracts and related options. The Fund is designed for long-term investment and investors should not consider it as a trading vehicle although the Fund itself may at times have a relatively high turnover rate.

      Further, the Fund may use hedging instruments and some derivative investments in an effort to protect against market risks. Derivative investments may also be used to enhance total return or income. These investments are more fully explained in "Investment Objectives and Policies," starting on page ___.


     o Who Manages the Fund? The Fund's investment advisor (the "Manager") is OppenheimerFunds, Inc. The Manager (including subsidiaries) manages investment company portfolios in excess of $85 billion in assets at March 31, 1998. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's portfolio manager, Mr. Ashwin Vasan, is employed by the Manager. He is primarily responsible for the selection of the Fund's securities. The Fund's Board of Trustees, elected by shareholders, oversees the investment advisor and the portfolio manager. Please refer to "How the Fund is Managed," starting on page ___ for more information about the Manager and its fees.


      o How Risky is the Fund? While different types of investments have risks that differ in type and magnitude, all investments carry risk to some degree. Changes in overall market movements or interest rates, or factors affecting a particular country, industry or issuer, can affect the value of the Fund's investments and the Fund's net asset values per share. Equity investments are generally subject to a number of risks, including the risk that values will fluctuate as a result of fluctuations in equity markets, and changing expectations for the economy and individual issuers. Fixed-income investments are generally subject to the risk that values will fluctuate with changes in interest rates and inflation; lower-rated, fixed-income investments are subject to a greater risk that the issuer will default in its interest or principal payment obligations. For both equity and income investments, foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to domestic investments. Hedging instruments and derivative investments involve certain risks, as discussed under "Hedging" and "Derivative Investments," below. The Fund may borrow money from banks to buy securities, a practice known as leverage that is subject to certain risks discussed below under "Borrowing for Leverage."

      In the Oppenheimer funds spectrum, the Fund is generally considered to be a fairly risky fixed-income fund. That is, the Fund is more aggressive than domestic fixed-income funds because the Fund invests a substantial portion of its assets in foreign debt securities, which are subject to special risks. While the Manager tries to reduce risks by diversifying investments (particularly geographic diversification among developed countries and emerging market countries), and by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objectives and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objectives and Policies" starting on page ___ for a more complete discussion of the Fund's investment risks.

      o How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page ___ for more details.

      o Will I Pay a Sales Charge to Buy Shares? The Fund offers the individual investor three classes of shares. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 4.75%, and reduced for larger purchases. Class B shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge (starting at 5% and declining as shares are held longer) if redeemed within 6 years of purchase. Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge of 1% if redeemed within 12 months of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page ___ for more details, including a discussion about which class may be appropriate for you.

      o How Can I Sell My Shares? Shares can be redeemed by mail, by checkwriting, or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How To Sell Shares" on page ___. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page ___.


      o How Has the Fund Performed? Prior to April 24, 1998, the Fund operated as a closed-end investment company. The Fund measures its performance by quoting its average annual total returns, cumulative total returns and yields, which measure historical performance. The historical performance of the Class A shares of the Fund (formerly, a closed-end fund) has been restated to reflect the fees and expenses of such Class A shares in effect as of April 24, 1998 as set forth above in "About the Fund" in "Shareholder Transaction Expenses" and "Annual Fund Operating Expenses." Those returns can be compared to the returns (over similar periods) of other mutual funds. Of course, other mutual funds may have different objectives, investments and levels of risk. The Fund's performance can also be compared to one or more securities market indices, which we have done on pages __ and __. Please remember that past performance does not guarantee future results.


Financial Highlights

The table on the following page presents selected financial information about the Fund, including per share data, expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended October 31, 1997 is included in the Statement of Additional Information.

      The financial information below reflects the Fund's performance as a closed-end investment company. The Fund's single class of shares were converted from closed-end shares on April 24, 1998, after the end of the Fund's fiscal year, and have been classified as Class A shares. Accordingly, the financial information below may not be indicative of the Fund's performance as an open-end investment company. Class B and Class C shares were not offered during the fiscal year ended October 31, 1997. See "How the Fund is Managed" for additional information about the background of the Fund.

[insert chart]

Investment Objectives and Policies

Objectives. The Fund's primary investment objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return.

Investment Policies and Strategies. Set forth below are the investment policies and strategies the Fund may use in seeking its investment objectives. The Manager might not use all of these instruments or all of these investment strategies to the full extent permitted unless it believes doing so will help the Fund achieve its investment objectives.

      As a matter of non-fundamental policy, the Fund will invest at least 65% of its total assets in bonds (defined, for purposes of this non-fundamental investment policy, to be debt securities), and will invest at least 50% of its net assets in foreign securities. Also, as a matter of fundamental policy, the Fund will not make any purchase that will cause 25% or more of its total assets to be invested in Foreign Government Securities and foreign corporate securities of any one country (other than the United States). Foreign Government Securities are debt instruments issued or guaranteed by foreign governments, or their political subdivisions, agencies or instrumentalities, including supranational entities. The Fund may also invest in U.S. Government Securities, which are debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     The Fund may invest in equity and debt securities (which may either be denominated in U.S. dollars or in non-U.S. currencies), issued or guaranteed by foreign corporations, certain supranational entities (described below), and foreign governments or their agencies or instrumentalities, and in debt obligations issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as "foreign securities."

     Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the countries in which they may be held and the sub-custodians or depositories holding them must be approved by the Corporation's Board of Directors to the extent that approval is required under applicable rules of the Securities and Exchange Commission.

      In addition to investments in U.S. Government Securities and Foreign Government Securities, the Fund may invest in fixed-income securities of domestic and foreign corporations, including short-term money market instruments. Other securities and investments which may be held by the Fund include put and call options, common stock acquired upon the exercise of options or conversion of convertible securities, and futures contracts and related options. The Fund is designed for long-term investment and investors should not consider it as a trading vehicle although the Fund itself may at times have a relatively high turnover rate.

      The Fund's investment Manager, OppenheimerFunds, Inc. (the "Manager"), will adjust the duration of the Fund's investment in debt securities from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. The Fund measures its portfolio duration on a "dollar-weighted" basis. "Effective duration" refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond to decline about 3%. It is a measure of portfolio volatility.

      Under normal market conditions, the Fund may invest up to 35% of its total assets in certain securities other than debt securities, including common stocks, convertible securities and other equity securities that generally represent an ownership interest in the company issuing the security.

      Because changes in stock and bond market prices can occur at any time, and because yields on debt securities available at different times will vary, there is no assurance that the Fund will achieve its investment objectives, and when you redeem your shares, they may be worth more or less than what you paid for them.

      o Can the Fund's Investment Objectives and Policies Change? The Fund has primary and secondary investment objectives, described above, as well as investment policies it follows to try to achieve its objectives. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's primary and secondary investment objectives are fundamental policies.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

      o Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during its last fiscal year, its portfolio turnover rate would have been 100%. As most purchases made by the Fund are principal transactions at net prices, the Fund incurs relatively little brokerage costs. The Financial Highlights table above shows the Fund's portfolio turnover rates during prior fiscal years.


Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

      Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

      o Interest Rate Risks. In addition to credit risks, described below, debt securities are subject to changes in value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of outstanding debt securities generally rise. Conversely, when interest rates rise, the values of outstanding debt securities generally decline. The magnitude of these fluctuations will usually be greater when the average maturity of the portfolio securities is longer.

      o Credit Risks. Debt securities are also subject to credit risks. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. Generally, higher-yielding, lower-rated bonds (which are some of the type of bonds the Fund seeks to invest in) are subject to greater credit risk than higher-rated bonds. Securities issued or guaranteed by the U.S. Government are subject to little, if any, credit risk if they are backed by the "full faith and credit of the U.S. Government," which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal. While the Manager may rely to some extent on credit ratings by nationally recognized statistical rating agencies, including, but not limited to Standard & Poor's, Duff & Phelps or Moody's, in evaluating the credit risk of securities selected for the Fund's portfolio, it may also use its own research and analysis or that provided by other sources. However, many factors affect an issuer's ability to make timely payments, and there can be no assurance that the credit risks of a particular security will not change over time or that the credit risk will be correctly analyzed by the Manager, by nationally recognized rating agencies, or by other sources.

      o Foreign Securities Have Special Risks. Because the Fund may buy securities denominated in foreign currencies or traded primarily in foreign markets, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund may engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates.
      Currency rate changes will also affect the income available to distribute to shareholders of the Fund. In addition, although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. Therefore, the Fund will absorb the cost of currency fluctuations. While the Fund may use hedging techniques to try to reduce the risk of currency fluctuations, if the Fund suffers losses on foreign currencies after it has distributed its income during the year, it may find that it has distributed more income than was available from net investment income. That could result in previously distributed income being re-classified as a return of capital to shareholders. Please refer to "Taxes - Returns of Capital."

      The value of foreign investments may be affected by other factors, including exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Issuers of foreign securities that are not registered for sale in the U.S. do not have to comply with disclosure requirements that U.S. companies are subject to.

      In addition, it is generally more difficult to obtain court judgments outside the U.S. if the Fund were to sue a foreign issuer or broker. Additional costs may be incurred because foreign brokerage commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

      o Special Risks of Emerging Market Countries. Investments in emerging market countries may involve further risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries may be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset values could be affected. Emerging market countries may have smaller, less well-developed markets and exchanges; there may be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates may be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those of developed countries.

      o Special Risks of Lower-Grade Securities. The debt instruments in which the Fund may invest may be unrated or, if rated, in any rating category, provided, that, investments in securities rated lower than investment grade ("Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Corporation ("Standard & Poor's")or Duff & Phelps, Inc. (Duff & Phelps) or another nationally recognized statistical rating organization) may not exceed 50% of the Fund's total assets, with no more than 30% of the Fund's total assets being invested in non-investment grade: (1) Foreign Government Securities, (2) securities issued by foreign corporations or (3) securities denominated in non-U.S. currencies. Notwithstanding the foregoing, the Fund may not invest more than 5% of its total assets, measured at the time of purchase, in securities which are rated "C" or "D" by either Moody's, Duff & Phelps or Standard & Poor's. Those securities may be considered highly speculative and may be in default. The Appendix to this Prospectus describes these rating categories.


     The primary advantage of lower-rated, high risk, high yield securities is their relatively higher investment return. High yield bonds, commonly called junk bonds, offer a higher yield to maturity than bonds with higher ratings, as compensation for holding an obligation that may be subject to greater risk. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. Those changes will affect the values of the Fund's portfolio securities, and therefore its net asset value per share. Further, because of their high coupon rates, high yield securities are generally less price sensitive to changes in interest rates than U.S. Treasury Securities. However, high yield securities, whether rated or unrated, may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than lower yielding, higher-rated fixed-income securities.

      Some of the principal risks of high yield,  high risk securities  include:
(i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the holder's claims to the prior claims of banks and other senior lenders in bankruptcy proceedings, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates, whereby the holder might receive redemption proceeds at times when only lower-yielding portfolio securities are available for investment, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. Some high yield bonds pay interest in kind rather than in cash.


      As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a significant number of holders of high yield securities simultaneously decided to sell them. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

     o Stock Investment Risks. Because the Fund may invest a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted.

      The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the securities of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate its investments in any one industry or group of industries.

      o Hedging instruments can be volatile instruments and may involve special risks. The Fund may invest in a number of different kinds of hedging instruments. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks and the hedging strategies the Fund may use are described in greater detail in the Statement of Additional Information.

     o There are special risks in investing in derivative investments. The Fund can invest in a number of different kinds of "derivative" investments. In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, may not perform the way the Manager expects it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal or income from the investment than expected. Certain derivative investments held by the Fund, specifically those that are traded in the over-the-counter market, may be illiquid. Please refer to "Illiquid and Restricted Securities," below, for more information.


      o Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. Data processing errors by corporate and government issuers of securities could result in production problems and economic uncertainties, and those issuers may entail substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.


Investment Techniques and Strategies.

The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

      o U.S. Government Securities.U.S. Government Securities are considered among the most creditworthy of fixed-income investments. Because of this, the yields available from U.S. Government Securities are generally lower than the yields available from corporate debt securities. Nevertheless, the values of U.S. Government Securities (like those of fixed-income securities generally) will change as interest rates fluctuate. Despite guarantees as to the timely payment of principal and interest on U.S. Government Securities and Foreign Government Securities, such guarantees do not extend to the value or yield of such securities nor do they extend to the value of shares of the Fund. The Fund's investments in U.S. debt securities may include, but are not limited to, the following:

     o U.S. Treasury Obligations. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States.


     o U.S. Government and Agency Obligations. U.S. government securities are debt obligations issued by or guaranteed by the United States government or any of its agencies or instrumentalities. Some of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities (referred to as "Ginnie Maes") guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, which means that the government pledges to use its taxing power to repay the debt. Other U.S. government securities issued or guaranteed by Federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. They may include obligations supported by the ability of the issuer to borrow from the U.S. Treasury. However, the Treasury is not under a legal obligation to make a loan. Examples of these are obligations of Federal Home Loan Mortgage Corporation (these securities are often called "Freddie Macs"). Other obligations are supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds (these securities are often called "Fannie Maes").

      (1) GNMA Certificates. Certificates of Government National Mortgage Association ("GNMA") are mortgage-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that the Fund may purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payments.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

      (2) FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

      (3) FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through certificates ("FHLMC Certificates"): mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs"). PCS resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.


     (4) Mortgage-Backed Security Rolls. The Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, which is considered to be a borrowing by the Fund, the Fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage- backed security rolls include: (i) the risk of prepayment prior to maturity, (ii) the possibility that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll, and (iii) the possibility that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, the Fund will be required to identify on its records certain assets which may consist of liquid securities of any type, including equity securities and debt securities of any grade, in an amount at least equal to the Fund's obligation under the security roll.


      o Mortgage-Backed Securities and CMO's. These securities represent participation interests in pools of residential mortgage loans. Mortgage-backed securities include collateralized mortgage-backed obligations (referred to as "CMOs") issued by the U.S. government, its agencies or instrumentalities, or by private issuers. Mortgage-backed securities and CMOs securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates.

     (1) Mortgage-Backed Securities. The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease, as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at par or at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

      The Fund may invest in "stripped" mortgage-backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "I/O" class), while the other class will receive all of the principal (the "principal-only" or "P/O" class).

      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon- bearing bonds of the same maturity.

     (2) CMOs. CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities (known as "tranches") in sequence. Unlike other mortgage- backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding. The value of certain classes or "tranches" may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

      Mortgage-backed securities may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates. As new types of mortgage-related securities are developed and offered to investors, the Manager will, subject to the direction of the Board of Trustees and consistent with the Fund's investment objectives and policies, consider making investments in such new types of mortgage-related securities.

     o Zero Coupon Securities. The Fund may invest in zero coupon securities issued by the U.S. Treasury or by private issuers such as domestic or foreign corporations. Zero coupon U.S. Treasury securities include: (1) U.S. Treasury bills without interest coupons, (2) U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and (3) receipts or certificates representing interests in such stripped debt obligations or coupons. These securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. However, the lack of periodic interest payments means that the interest rate is "locked in" and the investor avoids the risk of having to reinvest periodic interest payments in securities having lower rates. An additional risk of private-issuer zero coupon securities is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

      Because the Fund accrues taxable income from zero coupon securities without receiving cash, the Fund may be required to sell portfolio securities in order to pay dividends or redemption proceeds for its shares, which require the payment of cash. This will depend on several factors: the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund, and the amount of cash income the Fund receives from other investments and the sale of shares. In either case, cash distributed or held by the Fund that is not reinvested by investors in additional Fund shares will hinder the Fund from seeking current income.

      o Asset-Backed Securities. Asset-backed securities represent interests in pools of consumer loans (such as credit card loans and automobile loans) and in other trade receivables. Asset-backed securities may be supported by a credit enhancement, such as a letter of credit , a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. Prepayments on the underlying receivables may reduce the yield on asset-backed securities.

     o Participation Interests. Participation interests are interests in loans made to U.S. or foreign companies. These interests are acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets may be invested in participation interests of the same borrower.


      o Corporate Securities

      The Fund may invest in corporate fixed-income securities issued by domestic and foreign corporations and issuers and may be denominated in U.S. dollars or in non-U.S. currencies. These investments may include non-convertible debt obligations such as bonds, debentures and notes. The corporate fixed-income investments of the Fund may also include preferred and convertible preferred stocks of domestic corporations and issuers.

     o Equity Securities. The Fund may invest in common stocks, preferred stock, convertible securities and other equity securities of domestic or foreign companies of any size.

      o Preferred Stock. Generally, preferred stock is an equity security that has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the issuing company be liquidated or enter bankruptcy proceedings.
While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Certain preferred stock may be convertible into or exchangeable for a given number of common shares. Such preferred stock tends to be more volatile than nonconvertible preferred stock, which behaves more like a fixed-income security.

      o Convertible SecuritConvertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividends and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price declines. They generally pay less income than non-convertible bonds. The Manager generally analyzes these investment from the perspective of the growth potential of the underlying stock and treats them as "equity substitutes."

     o Money Market Instruments. In order to maintain liquidity deemed necessary by the Manager for investment purposes, as well as in times of unstable market or economic conditions, the Fund may invest in U.S. dollar-denominated debt obligations maturing in one year or less.

      o Borrowing for Leverage. The Fund may borrow money in an amount up to (one-third of its total assets from banks to buy securities. The Fund will borrow only if it can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." Leveraging may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possible reduction of income since the Fund pays interest on borrowings and increased fluctuation in the Fund's net asset values per share. Borrowing is subject to regulatory limits described in more detail in the Statement of Additional Information. Under the Investment Company Act, the Fund can borrow only if it maintains at least a 300% ratio of assets to borrowings at all times.

      |X| When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There may be a risk of loss if the value of the security changes prior to the settlement date.

      o Derivative Investments. In general, a "derivative investment" is a specially designed investment. Its performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund may not purchase or sell physical commodities; however, this does not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

      Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases for "non-hedging" investment purposes to seek income or total return. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," below) may be considered "derivative investments." Any derivative instrument that is a debt security will be included for purposes of the Fund's investment policy that it will invest at least 65% of its total assets in debt securities.

      The Fund may invest in different types of derivatives. "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S & P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. The Fund may invest in "debt exchangeable for common stock" of an issuer or "equity-linked" debt securities of an issuer. At maturity, the principal amount of the debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the expected principal amount of the debt.

      The Fund may also invest in currency-indexed securities. Typically, these are short-term or intermediate-term debt securities having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. The currency-indexed securities purchased by the Fund may make payments based on a formula. The payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index. These investments may entail increased risk to principal and increased price volatility.

      o Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures, broadly-based stock or bond indices and foreign currency, and options and futures thereon, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

      The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. The Fund may purchase and sell foreign currency in hedging transactions. It may also use certain kinds of hedging instruments to try to manage its exposure to changing interest rates.

      o Futures. The Fund may buy and sell futures contracts that relate to (1) stock indices (referred to as Stock Index Futures), other securities indices (together with Stock Index Futures, refereed to as Financial Futures), (3) interest rates (referred to as Interest Rate Futures),(4) foreign currencies (referred to as Forward Contracts), or (5) commodities (referred to as Commodity Futures). An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation may be satisfied by actual delivery of the debt security or by entering into an offsetting contract. A bond index assigns relative values to the bonds included in that index and is used as a basis for trading long-term Bond Index Futures contracts. Bond Index Futures reflect the price movements of bonds included in the index. They differ from Interest Rate Futures in that settlement is made in cash rather than by delivery; or settlement may be made by entering into an offsetting contract. These types of Futures are described in "Hedging" in the Statement of Additional Information.

      o Put and Call Options. The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in Futures, above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised.

      The Fund may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.

      o Forward Contracts. Forward Contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. The Fund may also use "cross hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency.

     o Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets of any type, including equity and debt securities of any grade to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      o Illiquid and Restricted Securities. Under the policies and procedures established by the Board, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers, are not subject to that limit. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.


      |X| Board-Approved Instruments. The Fund may invest in other investments (including new investments that may be developed in the future) that the Fund's Board of Trustees (or the Manager, under guidelines established by the Board) determines are consistent with the Fund's investment objectives and investment policies. Any significant new investment approved by the Board will be described in amendments to this Prospectus.


     |X| Repurchase Agreements. The Fund may enter into repurchase agreements. They are primarily used for liquidity purposes. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase transaction having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

      |X| Loans of Portfolio Securities. To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan. These loans are limited to not more than 25% of the Fund's total assets and are subject to other conditions described in the Statement of Additional Information. The value of securities loaned, if any, is not expected to exceed 5% of the value of the Fund's total assets in the coming year.


      o Temporary Defensive Investments. In times of unstable market or economic conditions, when fluctuations in the value of the Fund's net assets may occur, the Manager may determine it appropriate to assume a temporary defensive position and may invest up to 100% of its assets in shorter-term debt securities, cash or cash equivalents including U.S. Government securities, bank obligations, commercial paper and corporate obligations. It is impossible to predict when, or for how long, alternative strategies will be utilized.


Investment Restrictions. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot:

      o As to 75% of its total assets, the Fund cannot invest in securities of any one issuer (other than the United States Government, its agencies or instrumentalities) if after any such investment either
            (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would then own more than 10% of the voting securities of that issuer;


      o The Fund cannot concentrate investments to the extent of more than 25% of its total assets in securities of issuers in the same industry; provided that this limitation shall not apply with respect to investments in U.S. Government Securities. The Fund interprets this restriction to mean that the Fund cannot concentrate its assets as stated above to the extent of 25% or more of its total assets.


      o The Fund cannot make loans, except that the Fund may purchase debt securities and enter into repurchase agreements or when-issued, delayed delivery or similar securities transactions, and may lend its portfolio securities.

      o The Fund may borrow money from banks on an unsecured basis to buy securities, and may borrow for temporary, emergency purposes or under other unusual circumstances, subject to the limits set forth in the Investment Company Act.

      o The Fund cannot mortgage, pledge or hypothecate the Fund's assets; for purposes of this policy escrow, collateral and margin arrangements involved with any of its investments are not considered to involve a mortgage, hypothecation or pledge.

      o The Fund cannot invest in companies for the purpose of exercising control or management thereof;

      o The Fund cannot make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or by virtue of ownership of other securities has the right, without payment of any further consideration, to obtain an equal amount of the securities sold short ("short sales against the box"); short sales may be made to defer realization of gain or loss for Federal income tax purposes;

      o The Fund cannot invest in (a) real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein; or (b) interests in oil, gas or other mineral exploration or development programs;

      o The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments permitted by any of its other investment policies, and
            (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities.

      o The Fund cannot act as an underwriter of securities, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held for its own portfolio; or

      o The Fund cannot purchase securities on margin; however, the Fund may make margin deposits in connection with any of its other investments.

      Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time that Fund makes an investment and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed


Organization and History. The Fund was originally a closed-end diversified management company organized on October 5, 1988 as a Massachusetts business trust named "Oppenheimer Multi-Government Trust" (the "Fund" or "Registrant"). The Fund commenced operations on November 23, 1988 and on July 26, 1996 the Fund's name was changed to Oppenheimer World Bond in order to better describe the Fund's then current objective. Pursuant to shareholder approval received on April 16, 1998, effective as of the date of this Prospectus, the Fund was converted to an open-end diversified management investment company, with an unlimited number of authorized shares of beneficial interest.


      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into three or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Each class has separate voting rights on any matter in which the interests of one class differ from another. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by OppenheimerFunds, Inc. (the "Manager") which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Investment Advisory Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets in excess of $85 billion for more than 4 million shareholder accounts as of March 31, 1998. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.


      The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, because the services they provide depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of the computer systems of those third parties to deal with the year 2000 may also have a negative effect on the services provided to the Fund.

     o Portfolio Manager. The Portfolio Manager of the Fund is Mr. Ashwin K. Vasan. He is a Vice President of the Fund and the Manager and has been the individual principally responsible for the day-to-day management of the Fund's portfolio since June, 1993. Mr. Vasan joined he

Manager in January, 1992 as a securities analyst. Since June, 1993, he has been an officer and co- portfolio manager of this fund as well as other Oppenheimer funds with particular responsibility for managing the foreign debt component of those portfolios.

      o Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees, which are higher than the rates paid by most other investment companies, and which decline on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.58% of average annual net assets in excess of $1 billion. The Fund's management fee for its fiscal year ended October 31, 1997, when the fund was still organized as a closed-end investment company, was 0.65% of average annual net assets. Please refer to "Expenses." Under the current Investment Advisory Agreement based on $55 million net assets, the Fund's management fee would be 0.75%.

      The Fund pays expenses related to its daily operations, such as custodian fees, certain Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment advisor.


      o The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     o The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at cost" basis. It also acts as the shareholder servicing agent for other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return," "average annual total return" and "yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash or shares are sold or purchased). The Fund's performance information may help you see how well your Fund has done over time and to compare it to other mutual funds or market indices.

      It is important to understand that the Fund's total returns and yield represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

     o Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. When total returns are shown for a one-year period (or less) for Class C shares, they reflect the effect of the contingent deferred sales charge. However, total returns may also be quoted at net asset value, without considering the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be less if sales charges were deducted.

      o Yield. Different types of yields may be quoted to show performance. Each class of shares calculates its standardized yield by dividing the annualized net investment income per share from the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield of each class will differ because of the different expenses of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class paid for a stated period by the maximum offering price on the last day of the period and annualizing the result. Yields for Class A shares normally reflect the deduction of the maximum initial sales charge, but may also be shown without deducting sales charge. Yields for Class B and Class C shares do not reflect the deduction of the contingent deferred sales charge.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended October 31, 1997, while the Fund was still organized as a closed-end investment company, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index and a secondary index.

      o Management's Discussion of Performance. During its fiscal year ended October 31, 1997, Oppenheimer World Bond Fund's investments in foreign fixed-income securities, U.S. government securities and lower-rated, high yield domestic corporate bonds were negatively affected by the relatively low interest rates in much of the world, resulting in a decline of bond yields in many countries. The Fund's holdings in Latin American countries were decreased during the fiscal year, and investments were shifted to other parts of the world, in reaction to yield declines in Latin American markets. The Fund benefited from fixed-income opportunities in a number of emerging markets. For example, the Fund increased our allocation in Eastern Europe, which offered significant yield opportunities. The Fund did not have many investments in Southeast Asia and was therefore able to avoid some of the difficulties experienced in those markets, including the devaluation of several currencies. The Fund's portfolio holdings, allocations and strategies are subject to change.


      o Comparing the Fund's Performance to the Market. The graph below shows the performance of a hypothetical $10,000 investment in Class A shares of the Fund held from its commencement of operations (November 23, 1988) until its fiscal year end October 31, 1997.
Performance information is based on the performance of the Fund's shares as a closed-end fund with different expenses Class B and C shares were not publicly offered during the fiscal year ended October 31, 1997; therefore, no performance information is presented on Class B and Class C shares in the graph below.



      Performance is compared to the Salomon Brothers World Government Bond Index. This Index includes a broad universe of institutionally traded bonds. It includes all fixed-rate bonds with a remaining maturity of one year or longer with amounts outstanding of at least the equivalent of $25 million dollars. Floating- or variable-rate bonds and private placement-type securities are not included. The Index is designed to measure the total return performance of the domestic and foreign government bond markets.


     Index performance reflects the reinvestment of dividends' but does not consider the effect of capital gains or transaction costs, and none of that data below shows the effect of taxes. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index. The Fund's performance reflects the effect of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown.

Class A Shares Comparison of Change in Value of $10,000 Hypothetical Investments in: Oppenheimer World Bond Fund (Class A), Salomon Brothers World Government Bond Index [graph]

Average Annual Total Return of Class A Shares of the Fund at 10/31/97(1)
1 Year      5 Year      Life of Class
-------------------------------------------------------------------
---%        ---%        ---%



Total returns and the ending account values in the graphs reflect change in share value and include reinvestment of all dividends and capital gains distributions. The performance information for the Salomon Brothers World Government Index begins on November 30, 1988.

(1) The inception date of the Fund (Class A shares) was 11/23/88. Class A returns and the ending account value in the graph are shown net of the applicable 4.75% maximum initial sales charge.


Past performance is not predicative of future performance.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.



      o Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page ____). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.


      o Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you own your shares, as described in "Buying Class B Shares," below.

      o Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "Buying Class C Shares," below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in.

      The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

      o How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

      o Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.


      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more for Class B shares or $1 million or more for Class C shares, from a single investor.


      o Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

      o Are There Differences in Account Features That Matter to You? Because some account features such as checkwriting are not available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) in non-retirement accounts for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

      o How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.


      o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

      o Under pension, profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

      o There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


      o How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

     o Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

      o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.

     o Payments by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525- 7041 to notify the Distributor of the wire and receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, or to have the Transfer Agent send redemption proceeds or to transmit dividends and distributions to your bank account.

      Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request
AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

      o Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.

      o At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or an authorized entity must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day"). If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.


Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).


Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer. The current sales charge rates and commissions paid to dealers and brokers are as follows:
Front-End Sales Front-End Sales Charge as a Charge as a Commissions as Percentage of Percentage of Percentage of Amount of Purchase Offering Price
Amount                  Invested                  Offering                 Price
------------------------------------------------------------------------------

Less than $50,000       4.75%               4.98%              4.00%
------------------------------------------------------------------------------

$50,000 or more but
less than $100,000      4.50%               4.71%              3.75%
------------------------------------------------------------------------------

$100,000 or more but
less than $250,000      3.50%               3.63%              2.75%
------------------------------------------------------------------------------

$250,000 or more but
less than $500,000      2.50%               2.56%              2.00%
------------------------------------------------------------------------------

$500,000 or more but
less than $1 million    2.00%               2.04%              1.60%
------------------------------------------------------------------------------

     The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

      o Purchases aggregating $1 million or more;

      o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more;

      o Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan, employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"), that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; or


      o Purchases by an OppenheimerFunds-sponsored Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or
(2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.


      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If you redeem any of those shares purchased within 12 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.


      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 12 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.


     |X| Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of the current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

      o Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.
      o Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent as to which conditions apply.

     Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      o  the Manager or its affiliates;

      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

     o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

      o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

      o dealers, brokers or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of Fund shares);

      o (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of investment advisors or financial planners (who have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner of the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

     o directors, trustees, officers or full-time employees of OpCap Advisors or its Affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

      o accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

     o any unit investment trust that has entered into an appropriate agreement with the Distributor;

      o a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or


      o qualified Retirement Plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements were consummated and share purchases commenced by December 31, 1996.


     Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

      o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

      o shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

      Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

     o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

      o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

     o for distributions form TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.

      o for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact;(4) hardship withdrawals, as defined in the plan;(5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code: (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of mutual fund (other than a fund managed by the Manger or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

      o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

     o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      o Service Plan for Class A Shares. In connection with its conversion to an open-end investment company, the Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Under the Plan, reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Years Since Beginning of      Contingent Deferred Sales
Month in which Purchase       Charge On Redemptions in That
Order Was Accepted            Year (As % of Amount Subject tCharge)
------------------------------------------------------------------------------

0-1                           5.0%
------------------------------------------------------------------------------

1-2                           4.0%
------------------------------------------------------------------------------

2-3                           3.0%
------------------------------------------------------------------------------

3-4                           3.0%
------------------------------------------------------------------------------

4-5                           2.0%
------------------------------------------------------------------------------

5-6                           1.0%
------------------------------------------------------------------------------

6 and following               None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


      o Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders at that time of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements -Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12- month period.

Distribution and Service Plans for Class B and Class C Shares. In connection with its conversion to an open-end investment company, the Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price to dealers from its own resources at the time of sale of Class C shares. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor may pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are described in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent as to which conditions apply.

     Waivers for Redemptions in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

      o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

      o  returns of excess contributions to Retirement Plans;

     o distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request);

      o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries; or

     o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

     Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares in the following cases:

      o  shares sold to the Manager or its affiliates;

     o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

     o shares  issued in plans of  reorganization  to which the Fund is a party;
and

      o  shares redeemed in involuntary redemptions as described below.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.


      o Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.
      o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

     o Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by
phone,  by  calling  1-800-533-3310.   You  must  have  established  AccountLink
privileges to link your bank account with the Fund, to pay for these purchases.

      o Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site at the following Internet address:

http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by each shareholder listed in the registration on your account as well as by your dealer representative of record, through a secured section of that Internet Web Site. In order to access the secured section of the OppenheimerFunds Internet Web Site you will need to establish a personal identification number ("PIN") by calling PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions available for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.


Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

      o Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

      o Automatic Exchange Plans. You can authorize the Transfer Agent automatically to exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:


      o Individual Retirement Accounts including rollover IRAs, for individuals and their spouses and SIMPLE IRAs offered by employers o 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SARSEP-IRAs o Pension and Profit-Sharing Plans for self-employed persons and other employers, and o 401(k) prototype retirement plans for businesses


      Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      o Retirement Accounts. To sell shares held in an OppenheimerFunds-sponsored retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from Retirement Plans and you must submit a withholding form with your request to avoid delay. If your Retirement Plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

      o Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):
      o You wish to redeem more than $50,000 worth of shares and receive a check
      o The redemption check is not payable to all shareholders listed on the account statement o The redemption check is not sent to the address of record on your account statement o Shares are being transferred to a Fund account with a different owner or name o Shares are redeemed by someone other than the owners (such as an Executor)

     o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail.  Write a "letter of instructions" that includes:

      o  Your name,
      o  The Fund's name,
      o Your Fund account number (from your account statement), o The dollar amount or number of shares to be redeemed, o Any special payment instructions, o Any share certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered, and o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.


Use the following address for       Send courier or express mail
requests by mail:                   requests to:

OppenheimerFunds Services           OppenheimerFunds Services
P.O. Box 5270                       10200 E. Girard Avenue, Building D
Denver, Colorado 80217              Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but which may be earlier on some days. If your shares are held in an OppenheimerFunds-sponsored retirement plan or are held under a share certificate, you may not redeem your shares by telephone.


      o To redeem shares through a service representative, call 1-800-852-8457, or o To redeem shares automatically on PhoneLink, call 1-800-533-3310.


      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

     o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

     o Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Checkwriting. To be able to write checks against your Fund account, you may request that privilege on your account Application or you can contact the Transfer Agent for signature cards, which must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.

      o Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or custodian.

     o Checkwriting privileges are not available for accounts holding Class B or Class C shares, or Class A shares that are subject to a contingent deferred sales charge.

      o  Checks must be written for at least $100.

      o Checks cannot be paid if they are written for more than your account value. Remember: your shares fluctuate in value and you should not write a check close to the total account value. o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

      o  Don't use your checks if you changed your Fund account number.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

     o Shares of the fund selected for exchange must be available for sale in your state of residence; o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege; o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day; o You must meet the minimum purchase requirements for the fund you purchase by exchange; and o Before exchanging into a fund, you should obtain and read its prospectus. Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered "Class A" shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

     o Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

      o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:


      o Shares are normally redeemed from one fund and purchased into the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.


      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

     o For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

     o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      o Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

     o The  Transfer  Agent  will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

     o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.


      o The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

      o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by federal funds wire or certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      o Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

      o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

      o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

      o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800- 525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income each regular business day and pays such dividends to shareholders monthly. It is expected that distributions paid with respect to Class A shares will generally be higher than for Class B or Class C shares because expenses allocable to Class B and Class C shares will generally be higher. Dividends paid on each class of shares may generally be less than dividends paid by a conventional bond fund that seeks income, because the Fund seeks total return as its primary objective.

      Prior to the Fund's conversion to an open-end investment company, and it is intended to continue upon such conversion, the Fund had adopted the practice, to the extent consistent with the amount of the Fund's net investment income and other distributable income, of attempting to pay dividends on Class A shares at a constant level; although the amount of such dividends may be subject to change from time to time depending on market conditions, the composition of the Fund's portfolio and expenses borne by the Fund or borne separately by that Class. The practice of attempting to pay dividends on Class A shares at a constant level requires the Manager, consistent with the Fund's investment objective and investment restrictions, to monitor the Fund's portfolio and select higher yielding securities when deemed appropriate to maintain necessary net investment income levels. The Fund anticipates paying dividends at the targeted dividend level from net investment income and other distributable income without any impact on the Fund's net asset value per share. During the Fund's fiscal year ended October 31, 1997, the Fund's practice of attempting to pay dividends
(while still a close-end investment company) at a constant level did not have any impact on the Fund's investment strategies or its net asset value per share. The Board of Trustees may change the Fund's targeted dividend level at any time, without prior notice to shareholders; the Fund does not otherwise have a fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

Capital Gains. The Fund may make distributions annually in December out of any net short or long-term capital gains, and may make supplemental distributions of dividends and capital gains following the end of its fiscal year (which ends October 31). Short-term capital gains are treated as dividends for tax purposes. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

     o Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long- term capital gains distributions in additional shares of the Fund.

      o Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or you can have them sent to your bank account through AccountLink.

     o Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.

     o Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. So that the Fund will not have to pay taxes on the amounts it distributes to shareholders as dividends and capital gains, the Fund intends to manage its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code; although the Fund reserves the right not to qualify in a particular year.

      o "Buying a Dividend". If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain, respectively.

      o Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally, a capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell them.

      o Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

      This information is only a summary of certain Federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

                          APPENDIX TO PROSPECTUS OF
                          OPPENHEIMER WORLD BOND FUND

     Graphic  material  included in Prospectus of  Oppenheimer  World Bond Fund:
"Comparison of Total Return of Oppenheimer World Bond Fund, the Salomon Brothers World Government Bond Index - Change in Value of a $10,000 Hypothetical Investment"


      Linear graphs will be included in the Prospectus of Oppenheimer World Bond Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 in the Fund. In the case of the Fund's Class A shares, the graphs will cover the period since the Fund's commencement of operations on November 23, 1988 through October 31, 1997. The graphs will compare such values with the same investments over the time periods which are similar but not identical with the Salomon Brothers World Government Bond Index. The index comparison begins on November 31, 1988. Set forth below are the relevant data points that will appear on the linear graphs. Additional information with respect to the foregoing, including a description of the Salomon Brothers World Government Bond Index, is set forth in the Prospectus under "Performance of the Fund -- Comparing the Fund's Performance to the Market"


                  Oppenheimer             Salomon Brothers

Fiscal Year       World Bond              World

(Period)Ended     Fund A                  Government Bond Index
-------------     -------------------     ---------------------

                                  Appendix A

                       Description of Securities Ratings
                                  Appendix A

Description of Securities Ratings


o  Moody's Investors Service, Inc. Bond Ratings

Aaa: Bonds which are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.

A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. The investments in which the Fund will principally invest will be in the lower-rated categories described below.

Baa: Bonds which are rated "Baa" are considered medium grade obligations, i. e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings. C: Bonds which are rated "C" are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

o  Standard & Poor's Corporation Bond Ratings

AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions. The investments in which the Fund will principally invest will be in the lower-rated categories, described below.

BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.

BB, B CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds on which no interest is being paid are rated "C".

D: Bonds rated "D" are in payment default and payment of interest and/or repayment of principal is in arrears.

o  Fitch Investors Service, L.P.

Investment Grade Bond Ratings

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."


A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond Ratings

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD," "DD," or "D" categories.

o  Duff & Phelps Ratings

Long-Term Debt and Preferred Stock

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk- free US Treasury debt.

AA+, AA & AA- High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB & BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB- Below investment grade but deemed to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

B+, B & B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations issuer failed to meet scheduled principal and/or interest payments.

DP Preferred stock with dividend arrearages.

                                  APPENDIX B

        Special Sales Charge Arrangements for Shareholders of the Fund
          Who Were Shareholders of the Former Quest for Value Funds


The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax- Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

     o Reduced Class A Initial Sales Charge Rates for Certain Former Quest Shareholders

      o Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                     Front-End      Front-End      Commission
                     Sales Charge   Sales Charge   as
                     as a           as a           Percentage
Number of            Percentage     Percentage     of
Eligible Employees   of Offering    of Amount      Offering
or Members           Price          Invested       Price
------------------------------------------------------------------

9 or fewer           2.50%          2.56%          2.00%
------------------------------------------------------------------
At least 10 but not
more than 49         2.00%          2.04%          1.60%

      For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages ___ to ___ of this Prospectus.

      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

      o  Waiver of Class A Sales Charges for Certain Shareholders
Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     o  Waiver  of  Class  A  Contingent   Deferred   Sales  Charge  in  Certain
Transactions

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

      o Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

      o  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

     o Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995:
(1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
(5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

Oppenheimer World Bond Fund
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

OppenheimerFunds Internet Web Site
http://www.oppenheimerfunds.com

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, CO 80202

Legal Counsel
Gordon Altman Butowsky
Weitzen Shalov & Wein
114 West 47th Street
New York, NY 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.


PR00675.001.0498  *Printed on Recycled Paper

Oppenheimer World Bond Fund

2 World Trade Center, New York, New York, 10048-0203
1-800-525-7048

Statement of Additional Information dated April 24, 1998

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 24, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


CONTENTS                                                                  Page

About the Fund
Investment Objectives and Policies............................................
     Investment Policies and Strategies.......................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Trustees and Officers of the Fund........................................
     The Manager and Its Affiliates...........................................
Brokerage Policies of the Fund................................................
Performance of the Fund.......................................................
Distribution and Service Plans................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A:  Corporate Industry Classifications............................A-1

ABOUT THE FUND

Investment Objectives and Policies

Investment Policies and Strategies. The investment objectives and policies of the Fund are discussed in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund invests, as well as strategies the Fund may use to achieve its investment objectives. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.

      o Foreign Securities. As noted in the Prospectus, the Fund may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. Foreign securities are subject, however, to additional risks not associated with domestic securities, as discussed below. These additional risks may be more pronounced as to investments in securities issued by emerging market countries or by companies located in emerging market countries. Securities of foreign issuers that are represented by American depository receipts, or that are listed only on a U.S. securities exchange, or are traded only in the U.S. over-the-counter market are not considered "foreign securities" because they are not subject to many of the special considerations and risks (discussed below) that apply to foreign securities traded and held abroad.

     The obligations of foreign governmental entities may or may not be supported by the full faith and credit of a foreign government. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter- American Development Bank. The governmental members, or "stockholders," of these entities usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

      Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S. The values of foreign securities will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S., and foreign securities markets may be less liquid, more volatile and less subject to governmental regulation than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and its income available for distribution. In addition, although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund may engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates. See "Other Investment Techniques and Strategies -Hedging," below.

      The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have significant government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign securities will fluctuate in response to a variety of factors, including changes in U.S. and foreign interest rates.

      Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign bond or other markets that do not move in a manner parallel to U.S. markets. From time to time, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be reimposed.

     o Investment Risks of Fixed-Income Securities. All fixed-income securities are subject to two types of risks: credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. Generally, higher yielding lower-grade bonds are subject to credit risk to a greater extent than lower yielding, investment grade bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between price and yield of outstanding fixed-income securities. An increase in prevailing interest rates will generally reduce the market value of already-issued fixed- income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater changes in their prices from changes in interest rates than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest payable on those securities, and thus the cash income from such securities is not affected by interest rate changes. However, those price fluctuations will be reflected in the valuations of these securities and therefore the Fund's net asset values.


      As stated in the Prospectus, the Fund may invest no more than 50% of its total assets in non-investment grade securities with no more than 30% of the Fund's total assets being invested in non-investment grade: (1) foreign government securities, (2) securities issued by foreign corporations or (3) securities denominated in non-U.S. currencies, and no more than 5% of its total assets, measured at the time of purchase, in securities which are rated "C" or "D" by either Moody's, Duff & Phelps or Standard & Poor's. Those securities may be considered highly speculative and may be in default. High yield securities, whether rated or unrated, may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. Risks of high yield securities may include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the obligations to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the Fund to be able to reinvest premature redemption proceeds only in lower-yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, at times their prices have experienced significant and rapid declines when a substantial number of holders decided to sell simultaneously. A decline is also likely in the high yield bond market during a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the Fund's net asset value. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.

      o U.S. Government Securities. The obligations of U.S. Government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. Government to purchase the agencies'
obligations; while others are supported only by the credit of the instrumentality. All U.S. Treasury obligations are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in U.S. Government Securities and the securities of such agencies and instrumentalities of the U.S. Government when the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager") is satisfied that the credit risk with respect to such instrumentality is minimal.

      General changes in prevailing interest rates will affect the values of the Fund's portfolio securities. The value will vary inversely to changes in such rates. For example, if such rates go up after a security is purchased, the value of the security will generally decline. A decrease in interest rates may affect the maturity and yield of mortgage-backed securities by increasing unscheduled prepayments of the underlying mortgages. With its objective of seeking interest income while conserving capital, the Fund may purchase or sell securities without regard to the length of time the security has been held, to take advantage of short-term differentials in yields. While short-term trading increases the portfolio turnover, the execution cost for U.S. Government Securities is substantially less than for equivalent dollar values of equity securities (see "Brokerage Provisions of the Investment Advisory Agreement," below).

      The U.S. Government Securities in which the Fund may invest include the following:
      o GNMA Certificates. The Government National Mortgage Association ("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. GNMA Certificates are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration ("FHA") or the Farmers Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA").

      The GNMA Certificates in which the Fund invests are of the "fully modified pass-through" type, that is, they provide that the registered holders of the Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of such GNMA Certificates, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The GNMA Certificates purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA. It is expected that payments received by the issuers of GNMA Certificates on account of the mortgages backing the Certificates will be sufficient to make the required payments of principal of and interest on such GNMA Certificates, but if such payments are insufficient for that purpose, the guaranty agreements between the issuers of the Certificates and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so.

      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

      GNMA Certificates are backed by the aggregate indebtedness secured by the underlying FHA- insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of payments received by the issuers on account of such mortgages, GNMA Certificates do not constitute a liability of, nor evidence any recourse against, such issuers, but recourse is solely against GNMA. Holders of GNMA Certificates (such as the Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the GNMA Certificates held by the Fund. All of the mortgages in the pools relating to the GNMA Certificates in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain GNMA Certificates have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less. Periods of dropping interest rates may spur refinancing of existing mortgages, accelerating the rate of prepayments. Prepayments on such mortgages received by the Fund will be reinvested in additional GNMA Certificates or other U.S. Government Securities. The yields on such additional securities may not necessarily be the same as (and may be lower than) the yields on the prepaid securities, which will affect the income the Fund receives and pays to its shareholders.

      o Federal Home Loan Mortgage Corporation ("FHLMC") Certificates. FHLMC, a corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in (i) interest payments less servicing and guarantee fees, (ii) principal prepayments and (iii) the ultimate collection of amounts representing such holder's proportionate interest in principal payments on the mortgage loans in the pool represented by such FHLMC Certificate, in each case whether or not such amounts are actually received. The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

      o Federal National Mortgage Association ("FNMA") Certificates. FNMA, a federally-chartered and privately-owned corporation, issues FNMA Certificates which are backed by a pool of mortgage loans. FNMA guarantees to each registered holder of a FNMA Certificate that the holder will receive amounts representing such holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such FNMA Certificate, less servicing and guarantee fees, and such holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan, in each case whether or not such amounts are actually received. The obligations of FNMA under its guarantees are obligations solely of FNMA and are not backed by the full faith and credit of the United States or any agency or instrumentality thereof other than FNMA.

     o Preferred Stocks. Preferred stocks, like common stocks, represent ownership interests in a corporation. However, unlike common stock, preferred stock offers a stated dividend rate payable from a corporation's earnings. Dividends on some preferred stocks may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

      o Convertible Securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      o Money Market Instruments. The Fund may invest in U.S. dollar-denominated debt obligations maturing in one year or less to maintain liquidity deemed necessary by the Manager for investment purposes. In addition, the Fund may invest in such instruments for defensive purposes, to minimize the impact of fluctuating interest rates on the net asset value of the Fund during periods of adverse market conditions. These obligations include:

      (1) U.S.  Government  Securities:  Debt  instruments of the type described
under  "U.S.   Government   Securities"  above.   Instruments  in  money  market
instruments will be viewed by the Fund as U.S. Government Securities to the extent that the securities or, in the case of repurchase agreements, the securities collateralizing the agreements, are U.S. Government Securities.

      (2) Bank Obligations and Instruments Secured Thereby: The bank obligations the Fund may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Fund in illiquid investments, set forth in the Prospectus under "Illiquid and Restricted Securities."

      Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

      (3) Commercial Paper: Obligations rated "A-1", "A-2" or "A-3" by Standard & Poor's or Prime-1, Prime-2 or Prime-3 by Moody's or if not rated, issued by a corporation or a foreign government, subdivision, agency or instrumentality having an existing debt security rated "A" or better by Standard & Poor's or Moody's.

      (4) Corporate Obligations: Corporate debt obligations (including master demand notes but not including commercial paper) if they are issued by domestic corporations and are rated "A" or better by Standard & Poor's or Moody's or unrated securities which are of comparable quality in the opinion of the Manager.

      (5) Other Obligations:  Obligations other than those listed in (1) through
(4) above, but not satisfying the standards set forth therein, if they are: (i) subject to repurchase agreements; or (ii) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper may be purchased by the Fund, or by a foreign government, subdivision, agency or instrumentality having an existing debt security rated "A" or better by Standard & Poor's, Duff & Phelps or Moody's.

      (6) Board Approved Instruments: Other short-term investments of a type which the Board determines presents minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable qualify as determined by the Board. Appendix B to the Prospectus dated November 23, 1988 contains a general description of securities ratings.

      Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

      Bank time deposits may be non-negotiable until expiration and may impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Fund has no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, subject to policies established by the Board of Trustees, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in bank time deposits and master demand notes are subject to the 10% investment limitation on securities that are not readily marketable as set forth below.

      o Asset-Backed Securities. The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement is exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying consumer loans by the individuals, and the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and may lower their return in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      o Participation Interests. As stated in the Prospectus, the Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus, on investments by the Fund in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives. Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the value of that participation interest and in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

      o Portfolio Turnover. Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.

Other Investment Techniques and Strategies

      o Borrowing. From time to time, the Fund may increase its ownership of securities by borrowing from banks on a unsecured basis and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of that Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing and amounts covering the Fund's obligations under "forward roll" transactions. If the value of the Fund's assets so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Borrowing for investment increases both investment opportunity and risk. Since substantially all of the Fund's assets fluctuate in value, but borrowing obligations are fixed, when the Fund has outstanding borrowings, its net asset value per share correspondingly will tend to increase and decrease more when portfolio assets fluctuate in value than otherwise would be the case.

     o When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When- issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery, or to securities to be delivered at a later date. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Fund does not intend to make such purchases for speculative purposes. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by the Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will be required to identify with its Custodian certain assets, which may consist of liquid assets of any type, including equity securities and debt securities of any grade, in an amount at least equal to the value of purchase commitments until payment is made.

     The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received, in determining its net asset value. If the Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. The Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although as noted above, when-issued securities and forward commitments may be sold prior to settlement date. In addition, changes in interest rates before settlement in a direction other than that expected by the Manager will affect the value of such securities and may cause a loss to the Fund.

     When-issued transactions and forward commitments allow the Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

      o Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank, the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in U.S. government securities, which must meet the credit requirements set by the Fund's Board of Trustees from time to time), for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

     o Illiquid and Restricted Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

     The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

     o Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees. The Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

      o Hedging. As described in the Prospectus, the Fund may employ one or more types of hedging instruments. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Futures, (ii) buy puts on such Futures or securities, or
(iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, the Fund may:
(i) buy Futures, or (ii) buy calls or write puts on such Futures or on securities. Covered calls and puts may also be written on debt securities to attempt to increase the Fund's income. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund may:
(a) buy puts on that foreign currency and on foreign currency Futures, (b) write calls on that currency or on such Futures, or (c) enter into Forward Contracts at a higher or lower rate than the spot ("cash") rate.

      The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. Additional Information about the hedging instruments the Fund may use is provided below. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objectives, legally permissible and adequately disclosed.

      o Writing Covered Call Options. When the Fund writes a call on a security, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. An option position may be closed out only on a market that provides secondary trading for option of the same series, and there is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

      The Fund may also write calls on Futures without owning a futures contract or a deliverable security, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the obligation under the Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

     o Writing Put Options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put lapses unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the current market value of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.


      When writing put options on securities, to secure its obligation to pay for the underlying security, the Fund will identify liquid assets on its records as segregated with a value equal to or greater than the exercise price of the put option. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.


      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      o Purchasing Calls and Puts. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on indices or Futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When the Fund purchases a call on an index or Future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

      When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment. The put may, however, be sold prior to expiration (whether or not at a profit.)

      Buying a put on an investment it does not own, either a put on an index or a put on a Future not held by the Fund, permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. When the Fund purchases a put on an index, or on a Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on an index or Future, settlement is in cash rather than by delivery by the Fund of the underlying investment.

      Puts and calls on broadly-based indices or Futures are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index or Future in question (and thus on price movements in the securities markets generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a calls on an index or Future, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index or Future and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference. When the Fund buys a put on an index or Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the index or Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a put or call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put or call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

     o Options on Foreign Currencies. The Fund intends to write and purchase calls and puts on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or over-the-counter markets or are quoted by major recognized dealers in such options. It does so to protect against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transaction costs.

      A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Fund on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an expected adverse change in the exchange rate. This is a cross-hedging strategy. In such circumstances, the Fund covers the option by identifying with its Custodian, certain assets which may consist of liquid securities of any type including equity securities and debt securities of any grade in an amount equal to the exercise price of the option.

      o Interest Rate Futures. No price is paid or received upon the purchase or sale of an Interest Rate Future. Interest Rate Futures obligate one party to deliver and the other party to take a specific debt security or amount of foreign currency, respectively, at a specified price on a specified date. Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to and from the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although
Interest Rate Futures by their terms call for settlement by delivery or acquisition of debt securities, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o Financial Futures. Financial Futures are similar to Interest Rate Futures except that settlement is made in cash, and net gain or loss on options on Financial Futures depends on price movements of the securities included in the index. The strategies which the Fund employs regarding Financial Futures are similar to those described above with regard to Interest Rate Futures.

     o Commodity Futures Contracts. The Fund intends to invest a portion of its assets in commodity futures contracts (referred to as commodity futures).
Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      Characteristics of the commodity futures markets. Commodity futures contracts are an agreement between two parties for one party to buy an asset from the other party at a later date at a price and quantity agreed upon today. Commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges have position limit rules which limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

      Comparison to forward contracts. Futures contracts and forward contracts achieve the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed upon today. However, there are significant differences in the operation of the two contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, with a forward contract, the Fund would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

     Storage Costs. As in the financial futures markets, there are hedgers and speculators in the commodity futures markets. However, unlike financial instruments, commodities entail costs of physical storage when purchased. For instance, a large manufacturer of baked goods that wishes to hedge against a rise in the price of wheat has two choices: (i) it can purchase the wheat today in the cash market and store the wheat at its cost until it needs the wheat to produce baked goods, or (ii) it can buy commodity futures related to wheat. The price of the commodity futures will reflect the storage costs associated with purchasing the physical commodity. To the extent that these storage costs change for an underlying commodity while the Fund is "long" (that is, owns) futures contracts on that commodity, the value of the futures contract may change commensurately.

      Reinvestment Risk. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts to lock in the price of the commodity at delivery in the future. In order to induce speculators to take the corresponding purchase side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price which is below the expected future spot price. Conversely, if the predominant group of hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

     Strategies. The changing strategies of the hedgers and speculators in the commodity markets can determine whether futures prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to reinvest the proceeds from a maturing futures contract into a new futures contract. If the strategies of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant group of hedgers in the market, the Fund might reinvest at higher futures prices or choose other related commodity investments.

      Additional Economic Factors. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a greater impact on commodity prices and commodity-linked instruments, including futures contracts, Hybrid Instruments, commodity options and commodity swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Fund's commodity-related investments to greater volatility than investments in traditional securities.

     Leverage. There is much greater leverage in futures trading than in stocks. As a registered investment company, the Fund must pay in full for all securities it purchases. In other words, the Fund is not allowed to purchase securities on margin. However, the Fund is allowed to purchase futures contracts on margin where the initial margin requirements are typically between 3 and 6 percent of the face value of the contract. That means the Fund is required to pay up front only between 3 to 6 percent of the face value of the futures contract. Therefore, the Fund has a higher degree of leverage in its futures contract purchases than in its stock purchases. As a result there may be greater volatility in rates of return on futures contract purchases than on stock purchases.

      Price volatility. Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Fund invests in commodity futures contracts, the assets of the Fund, and hence the net asset value of Fund shares, may be subject to greater volatility.

      Marking-to-market futures positions. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Fund's futures positions have declined in value, the Fund may be required to post additional margin to cover that decline. Alternatively, if the Fund's futures positions have increased in value, that increase will be credited to the Fund's account.

      o Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

      The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they may limit any potential gain that might result should the value of the currencies increase.

      The Fund may also enter into a forward contract to sell a foreign currency other than that in which the underlying security is denominated. This technique is referred to as "cross hedging," and is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment.

      The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation among foreign currencies and between foreign currencies and the U.S. dollar. To the extent that these correlations are not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge. However, the Manager shall determine that any cross hedge is a bona fide hedge in that it is expected to reduce the volatility of the Fund's total return.

      The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment. To do so, the Fund enters into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Fund may also use Forward Contracts to lock in the value of portfolio positions ("position hedges"). In a position hedge, for example, when the Fund believes that a foreign currency in which the Fund has security holdings may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward sale contract to sell an amount of that foreign currency for a fixed U.S. dollar amount. Additionally, when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed U.S. dollar amount.

      The Fund may also cross hedge its portfolio positions by entering into a forward contract to buy or sell a foreign currency other than the currency in which its underlying securities are denominated for a fixed amount in U.S. dollars or a fixed amount in another currency which is correlated with the U.S. dollar. If the Fund does not own portfolio securities denominated in the currency on the long side of the cross hedge, the Fund will not be required to later purchase portfolio securities denominated in that currency. Instead, the Fund may unwind the cross hedge by reversing the original transaction, that is, by transacting in a forward contract that is opposite to the original cross hedge or it may extend the hedge by "rolling" the hedge forward.

      The Fund will identify with its Custodian certain assets, which may consist of liquid assets of any type, including equity securities and debt securities of any grade, having a value equal to the aggregate amount of the Fund's commitment under Forward Contracts to cover its short positions. The Fund will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is also the subject of the hedge. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in these currencies provided the excess amount is "covered" by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. As an alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Such contracts are not traded on an exchange. Therefore, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


     o Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. The Fund will identify with its custodian certain assets, which may consist of liquid assets of any type, including equity securities and debt securities of any grade, to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

     A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      o Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it unless subject to a buy-back agreement with the executing broker. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

      The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Fund's control. The exercise by the Fund of puts on securities or Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put, a call, or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of a Rule adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial Futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same Manager as the Fund (or a Manager that is an affiliate of the Fund's Manager. The exchanges also impose position limits on Futures transactions which apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Due to requirements under the Investment Company Act, when the Fund buys or sells a Future, the Fund will identify with its Custodian certain assets, which may consist of liquid assets of any type, including equity securities and debt securities of any grade, in an amount equal to the net exposure between the market value and the contract price of the Future, less the margin deposit applicable to it.

      o Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      Certain foreign currency exchange contracts ("Forward Contracts") in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

      Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

      o Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect against decline in value of the Fund's portfolio securities (due, for example, to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      If the Fund uses hedging instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the debt securities purchased.

Other Investment Restrictions

The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objectives cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% or more of the shares present or represented by proxy at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.


      Under these additional restrictions:

      o The Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter for purposes of the Securities Act of 1933;

      o The Fund may not buy and retain securities of any issuer if those officers, Trustees or Directors of the Fund or the Manager who beneficially own more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer; or

     o The Fund may not issue any securities which are senior to shares of the Fund.



      For purposes of the Fund's policy not to concentrate its assets as described in the Prospectus, the Fund has adopted, as a non-fundamental policy, the corporate industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and HistoryThe Fund is organized as a Massachusetts business trust which currently operates as a diversified open-end management investment company. The Fund originally commenced operations as a closed-end investment company, formerly named Oppenheimer Multi Government Trust. Pursuant to shareholder approval received on April 24, 1998 the Fund converted to an open-end investment company effective as of the date of this Statement of Additional Information.

      As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class and entitles the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings. Shareholders of the Fund vote together in the aggregate on certain matters at shareholder meetings, such as the election of Trustees and ratification of appointment of auditors for the Fund. Shareholders of a particular series or class vote separately on proposals which affect that series or class, and shareholders of a series or class which is not affected by that matter are not entitled to vote on the proposal.

      The Trustees are authorized to create new series and classes of series. The Trustees may reclassify unissued shares of the Fund or its series or classes into additional series or classes of shares. The Trustees may also divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees And Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also Trustees or Directors of Oppenheimer California Municipal Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets
Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Global Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Growth Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer Mid-Cap Fund,
Oppenheimer Money Market Fund, Inc., Oppenheimer Multiple Strategies Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Multi- Sector Income Trust, Oppenheimer New York Municipal Fund, Oppenheimer Multi-State Municipal Trust and Oppenheimer Series Fund, Inc. (the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a Director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Spiro, Levy, Bishop, Bowen, Donohue, Farrar and Zack respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of April 1, 1998, the officers and Trustees of the Fund as a group owned of record or beneficially less than 1% of the outstanding shares of each class of the Fund. The statement does not include ownership of shares held of record by an employee benefit plan for employees of the Manager (for which plan a Trustee and an officer listed below, Ms. Macaskill and Mr. Donohue, respectively, are trustees), other than the shares beneficially owned under that plan by the officers of the Fund listed below.

Leon Levy, Chairman of the Board of Trustees; Age: 72
31 West 52nd Street, New York, New York 10019
General Partner of Odyssey Partners, L.P. (investment partnership)(since 1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee; Age: 64
19790 Beach Road, Jupiter Island, FL 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995-December 1997); Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President, General Counsel and a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment adviser subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age: 74
591 Breezy Hill Road, Hillsdale, New York 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex Publishers, Inc (publishers of Psychology Today and Mother Earth News) and of Spy Magazine, L.P.

Bridget A. Macaskill, President and Trustee*#; Age: 49
President  (since June 1991),  Chief  Executive  Officer (since  September
1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (since September 1995); President (since September 1995) and a director (since October 1990) director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July
1996); President and a President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

Elizabeth B. Moynihan, Trustee; Age: 68
801 Pennsylvania Avenue, NW, Washington, DC 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University) and National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo- U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee; Age: 70
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texan Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.





            ------------------------


* A Trustee who is an "interested person" of the Fund.
# Not a Director of Oppenheimer Money Market Fund, Inc.









Edward V. Regan, Trustee; Age: 67
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and ASB); formerly New York State Comptroller and trustee of the New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age: 65
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K.); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.


Donald W. Spiro, Vice Chairman of the Board of Trustees*; Age: 72

Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age: 85
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Trustee; Age: 67
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) IMC Global Inc. (chemicals and animal feed), Counselor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.


Ashwin Vasan, Vice President and Portfolio Manager; Age: 35
Vice President of the Manager (since July 1993); an officer of other Oppenheimer funds; formerly a Securities Analyst for the Manager (since January
1992).


Andrew J. Donohue, Secretary; Age: 47
Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December
1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.



            ------------------------


* A Trustee who is an "interested person" of the Fund.




George C. Bowen, Treasurer; Age: 61
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); Trustee (since December 1997) of the Denver-based Oppenheimer Funds; an officer of other Oppenheimer funds.

Robert G. Zack, Assistant Secretary; Age: 49
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert Bishop, Assistant Treasurer; Age: 39
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Scott Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

     o Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. Mr. Galli received no salary or fee prior to January 1, 1998. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended October 31, 1997. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the calendar year 1997.

                        Aggregate         Retirement BenefitTotal Compensation
                        CompensationAccrued as Part   From All

Name and                from              of Fund           New York-based
Position                Fund              Expenses          Oppenheimer funds(1)


Leon Levy                                 $ (72)(2)         $158,500
  Chairman and
  Trustee

Benjamin Lipstein                         $ (43)(2)         $137,000
  Study Committee
  Chairman, Audit
  Committee Member
  and Trustee (3)

Elizabeth B. Moynihan                     $ (43)(2)         $ 96,500
  Study Committee
  Member and Trustee

Kenneth A. Randall                        $ (39)(2)         $ 88,500
  Audit Committee
  Chairman and
  Trustee

Edward V. Regan                           $ (37)(2)         $ 87,500
  Proxy Committee
  Chairman, Audit
  Committee Member
  and Trustee


----------------------
(1) For the 1997 calendar year.
(2) A credit was made for the Fund's projected benefit obligations and payments were made to retired trustees, resulting in an accumulated liability at October 31, 1997.
(3)  Committee position held during a portion of the period shown.



                        Aggregate         Retirement BenefitTotal Compensation
                        CompensationAccrued as Part   From All
Name and                from              of Fund           New York-based
Position                Fund              Expenses          Oppenheimer funds(1)


Russell S.
Reynolds, Jr.                             $ (28)(2)         $65,500
  Proxy Committee
  Member and
  Trustee

Pauline Trigere                           $ (26)(2)         $ 58,500
  Trustee
Clayton K. Yeutter                        $ (28)(2)         $ 65,500
  Proxy Committee
  Member and
  Trustee
----------------------
(1) For the 1997 calendar year.
(2) A credit was made for the Fund's projected benefit obligations and payments were made to retired trustees, resulting in an accumulated liability at October 31, 1997.
(3)  Committee position held during a portion of the period shown.

      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds elected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustee's fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


Major Shareholders. As of April 1, 1998, the only persons known by the management of the Fund to own or be the beneficial owner of 5% or more of the outstanding shares of the Fund was Paine Webber Incorporated, 1000 Harbor Boulevard, 6th Floor, Union City, New Jersey 07087-6727, which owned of record 1,317,312 shares (representing approximately 19.9% of the shares) and Smith Barney, Inc., 333 W 34th Street, New York, New York 10001, which owned 456,382 shares (representing approximately 6.9% of the shares).


The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and one of whom (Ms. Macaskill) also serves as a Trustee of the Fund.

      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      |X| Portfolio Management. The Portfolio manager of the Fund is Ashwin Vasan, who is principally responsible for the day-to-day management of the Fund's portfolio. Mr. Vasan's background is described in the Prospectus under "Portfolio Manager." Other members of the Manager's fixed income portfolio department, particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and corporate fixed-income securities, provide the Fund's portfolio manager with counsel and support in managing the Fund's portfolio.


     o The Investment Advisory Agreement. The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated as of April 16, 1998. The Investment Advisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in such agreement, on December 11, 1997 and by the shareholders of the Fund at a meeting held for that purpose on April 16, 1998.

      The investment advisory agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent and custodian expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal years ended October 31, 1995, 1996 and 1997 (while still a closed-end investment company), the management fees paid by the Fund to the Manager totaled $332,730, $346,262 and $359,532, respectively. The Fund incurred approximately $15,011 in expenses for the fiscal year ended October 31, 1997 for services provided by the Fund's prior Transfer Agent, Shareholder Financial services, Inc. ("SFSI").

      The advisory agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

      o The Distributor. Under its General Distributor's Agreement with the Fund dated as of April 16, 1998, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders), are borne by the Distributor. Prior to the effective date of the Agreement while still a closed-end investment company, the Fund did not have a principal underwriter nor was a sales charge assessed on purchase of the Fund's then single class of shares; therefore no expenses were incurred for these items prior to conversion. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

      o The Transfer Agent. OppenheimerFunds Services, a division of the Manager, acts as the Fund's Transfer Agent pursuant to a Transfer Agency and Service Agency Agreement. Pursuant to the Agreement, OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

      Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the advisory agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price. Options commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.


      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the request of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplements the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Manager provides information to the Board of Trustees on an annual basis relating to the commissions paid to brokers for such services, together with the Manager's assessment of the reasonableness of such commissions in relation to the value or benefit of such services.

      While organized as a closed-end investment company, most purchases of the portfolio securities made by the Fund were principal transactions at net prices, and the Fund incurred little or no brokerage costs. The Fund paid brokerage commissions during the fiscal years ended October 31, 1995, 1996 and 1997 in the amounts of $1,333, $4,239 and $5,477, respectively.




Performance of the Fund

Yield and Total Return Information. As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "cumulative total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of Class A, Class B and Class C shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class. Class B and Class C shares were not publicly offered during the Fund's fiscal year ended October 31, 1997; accordingly, no performance information for such classes of shares is set forth below.

     Prior to the date of this Statement of Additional Information, the Fund operated as a closed-

end investment company. Pursuant to shareholder approval received on April 16, 1998 effective as of the date of this Statement of Additional Information, the Fund was converted to an open-end investment company with a revised and restated primary investment objective of seeking total return and a secondary objective of income when consistent with total return. The historical performance of the Class A shares of the Fund (formerly, the World Bond Fund) has been restated to reflect the fees and expenses of such Class A shares in effect as of the date of this Statement of Additional Information.


o  Yields.

      o Standardized Yield. The standardized "yield" (referred to as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class for the same class of shares, described below. It is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission that apply to all funds that quote yields designed to assure uniformity in the way that all funds calculate their yields:

                                             a-b       6
                   Standardized Yield = 2 ((------ + 1) - 1)
                                              cd

      The symbols above represent the following factors:

            a = dividends and interest earned during the 30-day period. b = expenses accrued for the period (net of any expense reimbursements). c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends. d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.


      The standardized yield for a 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period. Prior to April 24, 1998 the Fund operated as a closed-end Fund and therefore the SEC yield was not calculated.


      o Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield of the Class =

                             Dividends of the Class
              ----------------------------------------------------
              Max Offering Price of the Class (last day of period)

                                Divided by number of days (accrual period) x 365

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge. The dividend yield for the 30-day dividend period ended October 31, 1997 was as follows:

Without Deducting Sales Charge      With Sales Charge Deducted


Class A:    8.06%                   7.63%


      o  Total Return Information.

     o Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )


     o Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


                             ERV - P
                             ------- = Total Return
                                P

     In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). Prior to the date hereof, the Fund operated as a closed-end investment company and no initial sales charge was imposed on Fund shares. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. As discussed above, total returns for Class A shares have been adjusted to reflect the fees and expenses of such Class of shares in effect as of the date thereof without giving effect to any fee waivers.


      The average "annual total return" on an investment in Class A shares of the Fund (using the method described above) for the one and five year periods ended October 31, 1997, and for the period from November 23, 1988 (commencement of operations of the Fund) through October 31, 1997, were 2.81%, 7.26% and 8.13%, respectively.

      The "cumulative total return" on an investment in Class A shares (using the method described above) for the period November 23, 1988 (commencement of operations) through October 31, 1997 was 100.83%.

      o Total Returns At Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return at net asset value on an investment in Class A shares of the Fund for one and five year period ended October 31, 1997 and for the period from November 23, 1988 (commencement of operations of the Fund) through October 31, 1997, were 7.94%, 8.31% and 8.72%, respectively. The cumulative total return at net asset value for the Fund's Class A shares for the period from November 23, 1988 (commencement of operations) to October 31, 1997 was 110.84%.


Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against
(i) all other funds, (ii) all other "international bond" funds, and (iii) all other fixed-income funds, excluding money market funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gains distributions and income dividends but do not take sales charges or taxes into consideration.

     From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.

      From time to time the Fund may publish the ranking of the performance of its Class A, Class B or Class C shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among international bond funds. Investment return measures a fund's or class's one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures fund's or class' performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class's 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%, respectively, or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30% , respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.


      The total return on an investment in the Fund's Class A, Class B or Class C shares may be compared with the performance for the same period of one or more of the following indices, among others: the Consumer Price Index and the Salomon Brothers. World Government Bond Index. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The performance of each index includes a factor for the reinvestment of income dividends but does not reflect reinvestment of capital gains, expenses or taxes. The performance of the Fund's Class A, Class B or Class C shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class C shares. However, when comparing total return of an investment in Class A, Class B or Class C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments. For example, investors may also wish to compare the Fund's Class A, Class B or Class C return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager or Transfer Agent or the investor services provided by them to shareholders of the OppenheimerFunds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Class A Plan Fund, shareholder approval was received on April 16, 1998; for the Class B and Class C Plans, the vote was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund. Prior to the date of this Statement of Additional Information the Fund operated as a closed-end investment company and did not have Distribution and Service Plans and Agreements.

      In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund), to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which each payment was made and the identity of Recipients that received any such payment. Those reports will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate and set no minimum amount.

      The Class B and Class C Plans allow the service fee payments to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of the shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment to the Distributor.

      Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. The Distributor anticipates that it will take a number of years for it to recoup (from the Fund's payments to the Distributor under the Class B or Class C Plan and from contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized brokers or dealers.

      Asset-based sales charge payments are designed to permit an investor to purchase shares of the Fund without paying a front-end sales load and at the same time permit the Distributor to compensate Recipients in connection with the sale of Class B and Class C shares of the Fund. The Distributor retains the asset-based sales charge on Class B shares outstanding for less than six years.
 As to Class C shares, the Distributor retains the asset-based sales charge during the first year shares are outstanding, and pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares outstanding for a year or more. Under the Class B and Class C Plans, the asset-based sales charge is paid to compensate the Distributor for its services, described below, to the Fund.

      Under the Class B and Class C Plans, the distribution assistance and administrative support services rendered by the Distributor in connection with the distribution of Class B and Class C shares may include: (i) paying service fees and sales commissions to any broker, dealer, bank or other person or entity that sells and services the Fund's Class B or Class C shares, (ii) paying compensation  to and  expenses  of  personnel  of the  Distributor  who  support distribution of Class B or Class C shares by Recipients, (iii) obtaining financing or providing such financing from its own resources, or from an affiliate, for interest and other borrowing costs of the Distributor's unreimbursed expenses incurred in rendering distribution assistance for Class B or Class C shares, and (iv) paying certain other distribution expenses.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits the individual investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or $1 million or more of Class B or Class C shares, respectively, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

      The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to a class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and Service Plan fees, (b) transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Value Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before or after a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges or in foreign over-the-counter markets that may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share of Class A, Class B and Class C shares may be significantly affected on such days when shareholders may not purchase or redeem shares.

      The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on the principal exchange for such security or NASDAQ that day (the "Valuation Date") or, in the absence of sales that day, at the last reported sale price preceding the Valuation Date if it is within the spread of the closing "bid" and "asked" prices on the Valuation Date or, if not, the closing "bid" price on the Valuation Date; (ii) equity securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the Valuation Date, or, if unavailable, at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) a non-money market fund will value (x) debt instruments that had a maturity of more than 397 days when issued, (y) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity in excess of 60 days, and (z) non-money market type debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of sixty days or less, at the mean between "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or, if unavailable, obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and (v) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes (see (ii) and (iii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.

      In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities, foreign corporate securities or mortgage-backed securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security and the Fund's net asset value. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

     Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and asked prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no asked price is available).

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call or put. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.


AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, aunts, uncles, nieces and nephews, sons- and daughters-in-law, siblings, a sibling's spouse and a spouse's siblings. Relations by virtue of a remarriage (step-children, step-parents, etc.) are included.

     o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:


Oppenheimer  Bond  Fund
Oppenheimer  Convertible  Securities  Fund
Oppenheimer Capital   Appreciation   Fund
Oppenheimer   Champion  Income  Fund
Oppenheimer California  Municipal  Fund
Oppenheimer  Developing  Markets  Fund
Oppenheimer Discovery  Fund
Oppenheimer  Disciplined  Value  Fund
Oppenheimer  Disciplined Allocation  Fund
Oppenheimer  Enterprise  Fund
Oppenheimer  Equity Income Fund
Oppenheimer  Florida Municipal Fund
Oppenheimer  Global Fund
Oppenheimer  Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Intermediate  Municipal  Fund
Oppenheimer   Insured  Municipal  Fund
Oppenheimer   International   Bond  Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company

   Fund
Oppenheimer Life Span Balanced Fund
Oppenheimer Life Span Growth Fund
Oppenheimer Life Span Income Fund
Limited Term New York Municipal Fund
Oppenheimer Limited-Term Government  Fund
Oppenheimer Main Street California Municipal
   Fund
Oppenheimer Main Street Income & Growth
   Fund
Oppenheimer Mid-Cap Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer New York Municipal Fund
Panorama Series Fund, Inc.
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Growth & Income Value
   Fund

Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Rochester Fund Municipals
Oppenheimer Series Fund, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund



and the following "Money Market Funds:"

Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer  Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

      o Letters of Intent. A Letter of Intent ("Letter") is the investor's statement of intention to purchase Class A shares of the Fund (or Class A and Class B shares of the Fund and other eligible Oppenheimer funds) sold with a front-end sales charge during the 13-month period from the investor's first purchase pursuant to the Letter (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases (excluding any purchases made by reinvestment of dividends or distributions or purchases made at net asset value without sales charge), which together with the investor's holdings of such funds (calculated at their respective public offering prices calculated on the date of the Letter) will equal or exceed the amount specified in the Letter. This enables the investor to count the shares to be purchased under the Letter of Intent to obtain the reduced sales charge rate (as set forth in the Prospectus) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

      For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o  Terms of Escrow That Apply to Letters of Intent.

      (1) Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      (2) If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      (3) If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      (4) By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      (5) The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either
(i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      (6) Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.

      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent differed sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or who are eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases:

      (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

      (ii) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or

      (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

      If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

      Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B contingent deferred sales charge.

How To Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      o Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering check writing privileges at any time without prior notice.

      By choosing the Checkwriting privilege, whether done so by signing the Account Application or by completing a Checkwriting card, the individual(s) signing (1) represent that they are either the registered owner(s) of the shares of the Fund, or are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of such registered owner(s); (2) authorize the Fund, its Transfer Agent and any bank through which the Fund's drafts ("checks") are payable (the "Bank"), to pay all checks drawn on the Fund account of such person(s) and to effect a redemption of sufficient shares in that account to cover payment of such checks; (3) specifically acknowledge(s) that if chosen to permit a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from an account even if that account is registered in the names of more than one person or even if more than one authorized signature appears on the Checkwriting card or the Application, as applicable; and (4) understand(s) that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Bank and neither shall incur any liability for such amendment or termination of for effecting redemptions to pay checks reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.

      o Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

     o Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchased subject to an initial sales charge or the Class A contingent deferred sales charge when you redeemed them, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other OppenheimerFunds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds- sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants other than self-employed persons maintaining a plan account in their own name in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption.

The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature- guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date selected in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular
additional  Class  A  share  purchases  while   participating  in  an  Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charges are waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges."

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below, as well as in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

     o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or ACH transfer payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

     The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All Oppenheimer funds offer Class A Class B and Class C shares except Centennial America Fund, L.P., Centennial California Tax Exempt Trust, Centennial Government Trust, Centennial Money Market Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt Trust and Oppenheimer Money Market Fund, Inc., which only offer Class A shares and Oppenheimer Main Street California Municipal Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.


      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.


     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of OppenheimerFunds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc., purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 6 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and if requested, must supply proof of entitlement to this privilege. Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 12 months of the end of the calendar month in which they were purchased; the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B and Class C contingent deferred sales charges will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value. Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for four business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between the classes.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The

Fund qualified during its last fiscal period, and intends to qualify in current and future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge.

To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Such uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                  Appendix A


                      Corporate Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts  Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable  Television
Chemicals
Commercial  Finance
Computer  Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified  Financial
Diversified  Media
Drug Stores
Drug  Wholesalers
Durable  Household  Goods
Education
Electric  Utilities
Electrical  Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities
Gold
Health  Care/Drugs
Health  Care/Supplies  & Services
Homebuilders/Real  Estate
Hotel/Gaming
Industrial  Services
Information  Technology
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings  & Loans
Shipping
Special  Purpose  Financial
Specialty  Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking
Wireless Services

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer and Shareholder Servicing  Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian of Portfolio Securities
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
     KPMG Peat Marwick LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
      Gordon Altman Butowsky Weitzen Shalov & Wein
      114 West 47th Street
      New York, New York  10036

                              OPPENHEIMER WORLD BOND FUND

                                       FORM N-1A

                                        PART C

                                   OTHER INFORMATION



Item 24.    Financial Statements and Exhibits
---------------------------------------

      (a)   Financial Statements
            --------------------


            (1) Financial Highlights (see Part A, Prospectus): To be filed by amendment.


            (2) Report of Independent Auditors (see Part B, Statement of Additional Information):To be filed with amendment.

            (3) Statement of Investments at 10/31/97(see Part B, Statement of Additional Information):To be filed with amendment.

            (4) Statement of Assets and Liabilities at 10/31/97(see Part B, Statement of Additional Information):To be filed with amendment.

            (5) Statement of Operations ended 10/31/97(see Part B, Statement of Additional Information):To be filed with amendment.

            (6) Statements of Changes in Net Assets for the year ended 10/31/97(see Part B, Statement of Additional Information):To be filed with amendment.

            (7) Notes to Financial Statements (see Part B, Statement of Additional Information):To be filed with amendment.

      (b)   Exhibits
            --------


            (1) Form of Amended and Restated Declaration of Trust of Registrant dated April 16, 1998: Filed with Registrant's Registration Statement, 3/11/98, and incorporated herein by reference.

            (2) Form of By-Laws as amended  through  April 16, 1998:  Filed with
Registrant's  Registration  Statement,   3/31/98,  and  incorporated  herein  by
reference.


            (3) Not applicable.


            (4) (i) Specimen Class A Share Certificate: Filed with Registrant's Registration Statement, 3/31/98, and incorporated herein by reference.

                  (ii)   Specimen   Class  B  Share   Certificate:   Filed  with
Registrant's  Registration  Statement,   3/31/98,  and  incorporated  herein  by
reference.

                  (iii)   Specimen  Class  C  Share   Certificate:   Filed  with
Registrant's  Registration  Statement,   3/31/98,  and  incorporated  herein  by
reference.

            (5) Form of Investment Advisory Agreement: Filed with Registrant's Registration Statement, 3/31/98, and incorporated herein by reference.

            (6) (i) Form of General Distributor's Agreement: Filed with Registrant's Registration Statement, 3/31/98, and incorporated herein by reference.


                  (ii)  Form of Oppenheimer Funds Distributor Inc. Dealer
Agreement: - Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (iii)  Form of Oppenheimer Funds Distributor Inc. Broker
Agreement: - Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (iv) Form of Oppenheimer Funds Distributor Inc. Agency Agreement - Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities, Inc. dated 10/1/86: Filed with Post-Effective Amendment No. 25 of Oppenheimer Special Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 of Oppenheimer Special Fund (Reg. No. 4-5272) 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (7) Retirement Plan for Non-Interested Trustees or Directors (adopted by Registrant 6/7/90): Filed with Post-Effective Amendment No. 97, 8/30/90, of Oppenheimer Fund (Reg. No. 2-14586) refiled with
Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


            (8) Form of  Custody  Agreement  dated  April 16,  1998:  Filed with
Registrant's  Registration  Statement,   3/31/98,  and  incorporated  herein  by
reference.


            (9) Not applicable.



            (10) Opinion and Consent of Counsel: To be filed by amendment.

            (11) Independent Auditor's Consent: To be filed by amendment.


            (12) Not applicable.

            (13) Not applicable.

     (14) (i) Form of Individual Retirement Account Trust Agreement: Filed with Post-Effective Amendment No. 21 of the Registrant's Registration Statement, 8/20/93, and incorporated herein by reference.

     (ii) Form of prototype Standardized and Non-Standardized Profit Sharing Plans and Money Purchase Plans for self-employed persons and corporations: Filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (Reg. No. 33-6614), 1/19/95, and incorporated herein by reference.

                  (iii) Form of Tax-Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Filed with Post-Effective Amendment No. 47 of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

     (iv) Form of Simplified Employee Pension IRA: Filed with Post-Effective Amendment No. 42 of Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

     (v)  Form  of  SARSEP   Simplified   Employee   Pension  IRA:   Filed  with
Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund, (File No. 33-6614), 1/19/95, and incorporated herein by reference.


     (vi) Form of Prototype 401 (k) plan: Filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated herein by reference.


            (15) (a) Form of Distribution and Service Plan and Agreement for Class A shares under Rule 12b-1 of the Investment Company Act of 1940 dated as of April 16, 1998: Filed with Registrant's Registration Statement, 3/31/98, and incorporated herein by reference.

                  (b) Distribution and Service Plan and Agreement for Class B Shares dated April 16, 1998 under Rule 12b-1 of the Investment Company Act:
Filed with Registrant's Registration Statement, 3/31/98, and incorporated herein by reference.

                  (c) Distribution and Service Plan and Agreement for Class C shares dated April 16, 1998 under Rule 12b-1 of the Investment Company Act:
Filed with Registrant's Registration Statement, 3/31/98, and incorporated herein by reference.

            (16) Performance computation schedule: To be filed by amendment.


     (17) (i) Financial Data Schedule for Class A shares for the fiscal year ended October 31, 1997 (audited) :To be filed with amendment.

                  (ii) Financial Data Schedule for Class B shares for the fiscal year ended October 31, 1997 (audited):To be filed with amendment.


                  (iii) Financial Data Schedule for Class C shares for the fiscal year ended October 31, 1997 (audited): To be filed by amendment.


            (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (33-23566), 11/1/95, and incorporated herein by reference.


            --  Powers of Attorney:  Filed herewith.


Item 25.   Persons Controlled by or under Common Control with Registrant
--------   -------------------------------------------------------------

      None.

Item 26.   Number of Holders of Securities
--------   -------------------------------

                                                                 Number of
                                                                 Record Holders

Title of Class                            as of April 1, 1998

--------------                            ---------------------


Shares of Beneficial Interest,
Class A shares                            930

Shares of Beneficial Interest,            0
Class B shares

Shares of Beneficial Interest,
Class C shares                      0




Item 27.    Indemnification
--------    ---------------

      Reference is made to Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Declaration of Trust filed as Exhibit (b)(1) to Registrant's Registration Statement and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

      (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

      (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name & Current Position                      Other Business and Connections with OppenheimerFundDuring the Past Two Years
---------------------------                  -------------------------------

Mark J.P. Anson,

Vice President                               Vice President of Oppenheimer Real Asset Management, Inc. ("ORAMI"); formerly, Vice
                                             President of Equity Derivatives at Salomon

                                             Brothers, Inc.

Peter M. Antos,
Senior Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial
                                             Analyst;
                                             Senior Vice President of HarbourView Asset
                                             Management Corporation ("HarbourView"); prior
                                             to March, 1996 he was the senior equity portfolio
                                             manager for the Panorama Series Fund, Inc. (the
                                             "Company") and other mutual funds and pension
                                             funds managed by G.R. Phelps & Co. Inc. ("G.R.
                                             Phelps"), the Company's former investment
                                             adviser,  which was a subsidiary of
                                             Connecticut  Mutual Life  Insurance
                                             Company;  was also  responsible for
                                             managing     the    common    stock
                                             department    and   common    stock
                                             investments of  Connecticut  Mutual
                                             Life Insurance Co.

Lawrence Apolito,
Vice President                               None.

Victor Babin,
Senior Vice President                        None.

Bruce Bartlett,

Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds.  Formerly, a
                                             Vice President

                                             and Senior Portfolio Manager at First of America
                                             Investment Corp.


John R. Blomfield,                           Formerly, Senior Product Manager (November, Vice Pr1996 - August, 1997) of
                                             International Home Foods and American Home Products (March, 1994 -October, 1996).
Kathleen Beichert,
Vice President                               None.


Rajeev Bhaman,

Vice President                               Formerly, Vice President (January 1992 - February, 1996) of Asian Equities for
                                             Barclays de Zoete
                                             Wedd, Inc.


Robert J. Bishop,

Vice President                               Vice President of Mutual Fund Accounting (since May 1996); an officer of other
                                             Oppenheimer funds;
                                             formerly,  an Assistant Vice President of
                                             OFI/Mutual Fund Accounting (April 1994-May
                                             1996), and a Fund Controller for OFI.


George C. Bowen,
Senior Vice President & Treasurer            Vice President (since June 1983) and Treasurer  (since March 1985) of OppenheimerFunds
                                             Distributor, Inc. (the "Distributor"); Vice President
                                             (since October 1989) and Treasurer (since April
                                             1986) of  HarbourView; Senior Vice President
                                             (since February 1992), Treasurer (since July
                                             1991)and a director (since December 1991) of
                                             Centennial;  President, Treasurer and a director of
                                             Centennial Capital Corporation (since June 1989);  Vice President and Treasurer
                                             (since August 1978)
                                             and Secretary  (since April 1981) of Shareholder
                                             Services, Inc. ("SSI"); Vice President, Treasurer
                                             and Secretary of Shareholder Financial Services,
                                             Inc. ("SFSI") (since November 1989); Treasurer of
                                             Oppenheimer Acquisition Corp. ("OAC") (since
                                             June 1990); Treasurer of Oppenheimer Partnership
                                             Holdings, Inc. (since November 1989); Vice
                                             President and Treasurer  of ORAMI (since July
                                             1996);  Chief Executive Officer, Treasurer and a
                                             director of  MultiSource Services, Inc., a broker-
                                             dealer (since December 1995); an officer of other
                                             Oppenheimer funds.

Scott Brooks,
Vice President                               None.

Susan Burton,
Assistant Vice President                     None.

Adele Campbell,
Assistant Vice President & Assistant

Treasurer: Rochester Division                Formerly, Assistant Vice President of Rochester Fund Services, Inc.


Michael Carbuto,
Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of
                                             Centennial.


John Cardillo,
Assistant Vice President                     None.


Ruxandra Chivu,
Assistant Vice President                     None.

H.D. Digby Clements,
Assistant Vice President:
Rochester Division                           None.

O. Leonard Darling,
Executive Vice President                     Trustee (1993 - present) of Awhtolia College -Greece.


William DeJianne,                            None.
Assistant Vice President


Robert A. Densen,
Senior Vice President                        None.

Sheri Devereux,
Assistant Vice President                     None.


Craig P. Dinsell
Senior Vice President                        Formerly, Senior Vice President of Human Resources for Fidelity Investments-Retail
                                             Division
                                             (January, 1995 - January, 1996), Fidelity
                                             Investments FMR Co. (January,  1996
                                             -   June,    1997)   and   Fidelity
                                             Investments   FTPG   (June,    1997
                                             -January, 1998).

Robert Doll, Jr.,
Executive Vice President & Director          An officer and/or portfolio manager of certain Oppenheimer funds.
John Doney,
Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                 Executive Vice President (since September 1993),  and a director (since January 1992)
                                             of the
                                             Distributor;     Executive     Vice
                                             President,  General  Counsel  and a
                                             director of HarbourView,  SSI, SFSI
                                             and     Oppenheimer     Partnership
                                             Holdings,   Inc.  since  (September
                                             1995)  and  MultiSource   Services,
                                             Inc.   (a   broker-dealer)   (since
                                             December  1995);  President  and  a
                                             director   of   Centennial   (since
                                             September  1995);  President  and a
                                             director   of  ORAMI   (since  July
                                             1996);  General  Counsel (since May
                                             1996) and  Secretary  (since  April
                                             1997)  of OAC;  Vice  President  of
                                             OppenheimerFunds     International,
                                             Ltd.   ("OFIL")   and   Oppenheimer
                                             Millennium Funds plc (since October
                                             1997);    an   officer   of   other
                                             Oppenheimer funds.


Patrick Dougherty,                           None.
Assistant Vice President

Bruce Dunbar,                                None.
Vice President


George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President                     None.

Scott Farrar,

Vice President                               Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other
                                             Oppenheimer funds;  formerly,  an Assistant Vice
                                             President of OFI/Mutual Fund Accounting (April
                                             1994-May 1996), and a Fund Controller for OFI.


Leslie A. Falconio,
Assistant Vice President                     None.

Katherine P. Feld,
Vice President and Secretary                 Vice President and Secretary of the Distributor; Secretary of HarbourView,
                                             MultiSource and
                                             Centennial;     Secretary,     Vice
                                             President     and    Director    of
                                             Centennial   Capital   Corporation;
                                             Vice  President  and  Secretary  of
                                             ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division                           An officer, Director and/or portfolio manager of certain Oppenheimer funds;
                                             Presently he holds the
                                             following other positions: Director (since 1995) of
                                             ICI Mutual Insurance Company; Governor (since
                                             1994) of St. John's College; Director (since 1994 -present) of International Museum of
                                             Photography
                                             at George Eastman House; Director (since 1986) of
                                             GeVa Theatre. Formerly, he held the following
                                             positions: formerly, Chairman of the Board and
                                             Director of Rochester Fund Distributors, Inc.
                                             ("RFD"); President and Director of Fielding
                                             Management Company, Inc. ("FMC"); President
                                             and Director of Rochester Capital Advisors, Inc.
                                             ("RCAI"); Managing Partner of Rochester Capital
                                             Advisors, L.P., President and Director of Rochester
                                             Fund Services, Inc. ("RFS"); President and Director
                                             of Rochester Tax Managed Fund, Inc.; Director
                                             (1993 - 1997) of VehiCare Corp.; Director (1993 -1996) of VoiceMode.


John Fortuna,
Vice President                               None.
Patricia Foster,

Vice President                               Formerly, she held the following positions: An officer of certain former Rochester funds (May,
                                             1993 - January, 1996); Secretary of Rochester
                                             Capital Advisors, Inc. and General Counsel (June,
                                             1993 - January 1996) of Rochester Capital
                                             Advisors, L.P.


Jennifer Foxson,
Assistant Vice President                     None.

Paula C. Gabriele,
Executive Vice President                     Formerly, Managing Director (1990-1996) for Bankers Trust Co.


Robert G. Galli,
Vice Chairman                                Trustee of the New York-based Oppenheimer Funds. Formerly, Vice President and General
                                             Counsel of Oppenheimer Acquisition Corp.


Linda Gardner,
Vice President                               None.

Alan Gilston,

Vice President                               Formerly, Vice President (1987-1997) for Schroder Capital Management International.


Jill Glazerman,

Assistant Vice President                     None.

Mikhail Goldverg

Assistant Vice President                     None.

Jeremy Griffiths,

Chief Financial Officer                      Currently a Member and Fellow of the Institute of Chartered Accountants; formerly, an accountant for
                                             Arthur Young (London, U.K.).


Robert Grill,

Vice President                               Formerly, Marketing Vice President for Bankers Trust Company (1993-1996); Steering
                                             Committee
                                             Member, Subcommittee Chairman for American

                                             Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Elaine T. Hamann,

Vice President                               Formerly, Vice President (September, 1989 -January, 1997) of Bankers Trust Company.


Glenna Hale,

Vice President                               Formerly, Vice President (1994-1997) of Retirement Plans Services for OppenheimerFunds
                                             Services.

Robert Haley
Assistant Vice President                     Formerly, Vice President of Information Services for Bankers Trust Company (January,
                                             1991 -November, 1997).

Thomas B. Hayes,

Vice President                               None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager                    President and Director of SFSI; President and Chief executive Officer of SSI.

Dorothy Hirshman,                            None.
Assistant Vice President

Alan Hoden,
Vice President                               None.

Merryl Hoffman,
Vice President                               None.

Nicholas Horsley,

Vice President                               Formerly, a Senior Vice President and Portfolio Manager for Warburg, Pincus
                                             Counsellors, Inc.
                                             (1993-1997), Co-manager of Warburg, Pincus

                                             Emerging Markets Fund (12/94 - 10/97), Co-
                                             manager Warburg, Pincus Institutional Emerging
                                             Markets  Fund  -  Emerging  Markets
                                             Portfolio  (8/96  -10/97),  Warburg
                                             Pincus  Japan OTC  Fund,  Associate
                                             Portfolio Manager of Warburg Pincus
                                             International  Equity Fund, Warburg
                                             Pincus    Institutional    Fund   -
                                             Intermediate Equity Portfolio,  and
                                             Warburg Pincus EAFE Fund.

Scott T. Huebl,
Assistant Vice President                     None.

Richard Hymes,
Assistant Vice President                     None.

Jane Ingalls,
Vice President                               None.



Frank Jennings,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Thomas W. Keffer,

Senior Vice President                        None.


Avram Kornberg,
Vice President                               None.

Joseph Krist,
Assistant Vice President                     None.



Michael Levine,
Assistant Vice President                     None.

Shanquan Li,
Vice President                               Director of Board (since 2/96), Chinese Finance Society; formerly, Chairman
                                             (11/94-2/96), Chinese
                                             Finance Society; and Director (6/94-6/95), Greater
                                             China Business Networks.

Stephen F. Libera,
Vice President                               An officer and/or portfolio manager for certain Oppenheimer funds; a Chartered
                                             Financial Analyst;
                                             a Vice President of HarbourView; prior to March
                                             1996, the senior bond portfolio manager for
                                             Panorama Series Fund Inc., other mutual funds and
                                             pension accounts managed by G.R. Phelps; also
                                             responsible for managing the public fixed-income
                                             securities department at Connecticut Mutual Life
                                             Insurance Co.

Mitchell J. Lindauer,
Vice President                               None.
David Mabry,
Assistant Vice President                     None.

Steve Macchia,
Assistant Vice President                     None.

Bridget Macaskill,
President, Chief Executive Officer

and Director                                 Chief Executive Officer (since September 1995); President and director (since June
                                             1991) of
                                             HarbourView; Chairman and a director of SSI
                                             (since August 1994), and SFSI (September 1995);
                                             President (since September  1995) and a director
                                             (since October  1990) of  OAC; President (since
                                             September 1995) and a director  (since November
                                             1989) of  Oppenheimer Partnership Holdings, Inc.,
                                             a holding company subsidiary  of OFI; a director of
                                             ORAMI (since July 1996) ; President and a director
                                             (since October 1997) of OFIL, an offshore fund
                                             manager subsidiary of OFI and Oppenheimer
                                             Millennium Funds plc (since October 1997);
                                             President and  a director of other Oppenheimer
                                             funds;  a director of the NASDAQ Stock Market,
                                             Inc. and of Hillsdown Holdings plc (a U.K. food
                                             company); formerly, an Executive Vice President
                                             of OFI.


Wesley Mayer,

Vice President                               Formerly, Vice President (January, 1995 - June, 1996) of Manufacturers Life Insurance
                                             Company.


Loretta McCarthy,
Executive Vice President                     None.


Kelley A. McCarthy-Kane
Assistant Vice President                     Formerly, Product Manager, Assistant Vice President  (June 1995- October, 1997) of
                                             Merrill Lynch Pierce Fenner & Smith.

Beth Michnowski,                             Formerly, Senior Marketing Manager (May, 1996 -
Assistant Vice President                     June, 1997) and Director of Product Marketing (August, 1992 - May, 1996) with Fidelity
                                             Investments.

Lisa Migan,
Assistant Vice President                     None.




Denis R. Molleur,
Vice President                               None.

Linda Moore,
Vice President                               Formerly, Marketing Manager (July 1995-
                                             November 1996) for Chase Investment Services
                                             Corp.



Kenneth Nadler,
Vice President                               None.


David Negri,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                     None.

Robert A. Nowaczyk,
Vice President                               None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                           None.

Gina M. Palmieri,
Assistant Vice President                     None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


James Phillips
Assistant Vice President                     None.

Caitlin Pincus,                              Formerly, Manager (June, 1995 - December, 1997) of McKinsey
Vice President                               & Co.


John Pirie,
Assistant Vice President                     Formerly, a Vice President with Cohane  Rafferty Securities, Inc.


Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Michael Quinn,
Assistant Vice President                     Formerly, Assistant Vice President (April, 1995 -January, 1998) of Van Kampen American
                                             Capital.


Russell Read,

Senior Vice President                        Vice President of Oppenheimer Real Asset Management, Inc. (since March, 1995).


Thomas Reedy,
Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer  funds;   formerly,   a
                                             Securities Analyst for the Manager.



Adam Rochlin,
Vice President                               None.


Michael S. Rosen,
Vice President; President,

Rochester Division                           An officer and/or portfolio manager of certain Oppenheimer funds.
Richard H. Rubinstein,
Senior Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds.
Lawrence Rudnick,
Assistant Vice President                     None.

James Ruff,
Executive Vice President                     None.

Valerie Sanders,
Vice President                               None.


Scott Scharer
Assistant Vice President                     None.


Ellen Schoenfeld,
Assistant Vice President                     None.

Stephanie Seminara,

Vice President                               None.



Richard Soper,
Vice President                               None.



Stuart J. Speckman
Vice President                               Formerly, Vice President and Wholesaler for Prudential Securities (December, 1990 -
                                             July, 1997).

Nancy Sperte,
Executive Vice President                     None.

Donald W. Spiro,

Chairman Emeritus and Director               Vice Chairman and Trustee of the New York-based Oppenheimer Funds; formerly, Chairman of the
                                             Manager and the Distributor.



Richard A. Stein,
Vice President: Rochester Division           Assistant Vice President (since 1995) of Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director

Retirement Plans                             None.


Michael C. Strathearn,
Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer   funds;   a  Chartered
                                             Financial Analyst; a Vice President
                                             of HarbourView.

James C. Swain,

Vice Chairman of the Board                   Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based Oppenheimer
                                             Funds;
                                             President and a Director of Centennial; formerly,

                                             President and Director of OAMC, and
                                             Chairman of the Board of SSI.


James Tobin,
Vice President                               None.

Jay Tracey,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer            Assistant Treasurer of the Distributor and SFSI.


Ashwin Vasan,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Dorothy Warmack,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jerry Webman,
Senior Vice President                        Director of New York-based tax-exempt fixed income Oppenheimer funds.

Christine Wells,
Vice President                               None.

Joseph Welsh,
Assistant Vice President                     None.

Kenneth B. White,
Vice                                         President    An   officer    and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer   funds;   a  Chartered
                                             Financial  Analyst;  Vice President
                                             of HarbourView.

William L. Wilby,
Senior                                       Vice  President  An officer  and/or
                                             portfolio    manager   of   certain
                                             Oppenheimer  funds;  Vice President
                                             of HarbourView.

Carol Wolf,
Vice President                               An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of
                                             Centennial;
                                             Vice President, Finance and Accounting and
                                             member of the Board of Directors of the Junior
                                             League of Denver, Inc.; Point of Contact: Finance Supporters of Children; Member of
                                             the Oncology
                                             Advisory Board of the Childrens Hospital; Member
                                             of the Board of Directors of the Colorado Museum
                                             of Contemporary Art.

Caleb Wong,
Assistant Vice President                     None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                              Assistant Secretary of SSI (since May 1985), and  SFSI (since November 1989);
                                             Assistant Secretary
                                             of Oppenheimer Millennium Funds plc (since
                                             October 1997);  an officer of other Oppenheimer
                                             funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                           None.

Arthur J. Zimmer,
Senior Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of
                                             Centennial.

            The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver- based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Mid-Cap Fund Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

Quest/Rochester Funds
---------------------
Limited Term New York Municipal Fund
Oppenheimer Bond Fund For Growth
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Funds Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc. The New York Tax-Exempt Income Fund, Inc.

            The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203. The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

            The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.

            The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.


Item 29.    Principal Underwriter
--------    ---------------------

            (a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

            (b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal                Positions & Offices         Positions & Offices
Business Address                with Underwriter            with Registrant
----------------                -------------------         -----------------

George C. Bowen(1)              Vice President and          Vice President and
                                Treasurer                   Treasurer of the
                                                            Oppenheimer funds.

Julie Bowers                    Vice President              None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                Vice President              None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)                Senior Vice President;      None
                                Director: Financial
                                Institution Division

Robert Coli                     Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins               Vice President              None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin                Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Rhonda Dixon-Gunner(1)          Assistant Vice President    None


Andrew John Donohue(2)          Executive Vice              Secretary of the
                                President & Director        Oppenheimer funds.


Wendy H. Ehrlich                Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                     Vice President              None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio                    Vice President              None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                      Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422


George Fahey                    Vice President              None
412 Commons Way
Doylestown, PA 18901


Katherine P. Feld(2)            Vice President              None
                                & Secretary

Mark Ferro                      Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)           Vice President              None



Ronald R. Foster                Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki                Vice President              None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto                Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277


L. Daniel Garrity               Vice President              None
2120 Brookhaven View, N.E.
Atlanta, GA 30319


Mark Giles                      Vice President              None
5506 Bryn Mawr
Dallas, TX 75209


Ralph Grant(2)                  Vice President/National     None
                                Sales Manager

C. Webb Heidinger               Vice President              None
28 Cable Road
Rye, NH 03870


Byron Ingram(2)                 Assistant Vice President    None


Mark D. Johnson                 Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011


Michael Keogh(2)                Vice President              None

Richard Klein                   Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409


Daniel Krause                   Vice President              None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)                  Assistant Vice President    None

Todd Lawson                     Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209


Wayne A. LeBlang                Senior Vice President       None
23 Fox Trail

Lincolnshire, IL 60069

Dawn Lind                       Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                    Vice President              None
30 John Street
Cranford, NJ  07016


Todd Marion                     Vice President              None
39 Coleman Avenue

Chatham, N.J. 07928

Marie Masters                   Vice President              None
520 E. 76th Street
New York, NY  10021


LuAnn Mascia(2)                 Assistant Vice President    None

John McDonough                  Vice President              None
6010 Ocean Front Avenue
Virginia Beach, VA 23451


Tanya Mrva(2)                   Assistant Vice President    None

Laura Mulhall(2)                Senior Vice President       None

Charles Murray                  Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                    Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043


Denise-Marke Nakamura           Vice President              None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                    Vice President              None
60 Myrtle Beach Drive
Henderson, NV  89014


Joseph Norton                   Vice President              None
2518 Fillmore Street
San Francisco, CA  94115




Kevin Parchinski                Vice President              None
8409 West 116th Terrace

Overland Park, KS 66210


Gayle Pereira                   Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit               Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534


Daniel Phillips                 Vice President              None
60 Glasgow Cir.
Danville, CA 94526


Bill Presutti                   Vice President              None
1777 Larimer St. #807
Denver, CO  80202


Steve Puckett                   Vice President              None
2555 N. Clark, #209
Chicago, IL  60614


Elaine Puleo(2)                 Vice President              None


Minnie Ra                       Vice President              None
100 Delores Street, #203
Carmel, CA 93923


Michael Raso                    Vice President              None
16 N. Chatsworth Ave. Apt. 301
Larchmont, NY  10538
John C. Reinhardt(3)            Vice President              None

Douglas Rentschler              Vice President              None
867 Pemberton
Grosse Pointe Park, MI 48230

Ian Robertson                   Vice President              None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)             Vice President              None


Kenneth Rosenson                Vice President              None
28214 Rey de Copas Lane
Malibu, CA 90265


James Ruff(2)                   President                   None

Timothy Schoeffler              Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino               Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore                    Vice President              None
26 Baroness Lane
Laguna Niguel, CA 92677


Brian Summe                     Vice President              None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney                  Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036


Andrew Sweeny                   Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum            Vice President              None
7123 Cornelia Lane
Dallas, TX  75214
David G. Thomas                 Vice President              None
8116 Arlingon Blvd. #123
Falls Church, VA 22042


Philip St. John Trimble         Vice President              None
201 Summerfield
Northbrook, IL  60062

Sarah Turpin                    Vice President              None
2201 Wolf Street, #5202
Dallas, TX 75201


Gary Paul Tyc(1)                Assistant Treasurer         None

Mark Stephen Vandehey(1)        Vice President              None

Marjorie Williams               Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331

(1) 6803 South Tucson Way, Englewood, Colorado 80112
(2) Two World Trade Center, New York, NY 10048-0203
(3) 350 Linden Oaks, Rochester, NY  14625-2807

            (c) Not applicable.

Item 30.    Location of Accounts and Records

--------    ------------------------------------------


            The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are in the possession of Oppenheimer Management Corporation, at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 31.    Management Services

--------    ---------------------------


            Not applicable.


Item 32.    Undertakings

--------    ----------------

            (a)Not applicable.
            (b)Not applicable.
            (c)Not applicable.
                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of April, 1998.


                                               OPPENHEIMER WORLD BOND FUND


                              By: /s/ Bridget A. Macaskill*
                                       ---------------------------

                              Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                           Title                   Date

-------------                        -------                 ------


/s/ Leon Levy*                       Chairman of the

---------------------------          Board of Trustees       April 9, 1998
Leon Levy


/s/ Donald W. Spiro*                 Vice Chairman

---------------------------          and Trustee             April 9, 1998
Donald W. Spiro

/s/ Bridget A. Macaskill*            President and           April 9, 1998
---------------------------          Trustee
Bridget A. Macaskill


/s/ George Bowen*                    Treasurer and
---------------------------          Principal Financial

George Bowen                         and Accounting Officer  April 9, 1998

/s/ Robert G. Galli*                 Trustee                 April 9, 1998

---------------------------
Robert G. Galli


/s/ Benjamin Lipstein*               Trustee                 April 9, 1998

---------------------------
Benjamin Lipstein


/s/ Elizabeth B. Moynihan*           Trustee                 April 9, 1998

---------------------------
Elizabeth B. Moynihan


/s/ Kenneth A. Randall*              Trustee                 April 9, 1998

---------------------------
Kenneth A. Randall


/s/ Edward V. Regan*                 Trustee                 April 9, 1998

---------------------------
Edward V. Regan


/s/ Russell S. Reynolds, Jr.*        Trustee                 April 9, 1998

---------------------------
Russell S. Reynolds, Jr.


/s/ Pauline Trigere*                 Trustee                 April 9, 1998

---------------------------
Pauline Trigere


/s/ Clayton K. Yeutter*              Trustee                 April 9, 1998

---------------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
         ---------------------------

Robert G. Zack, Attorney-in-Fact

                              OPPENHEIMER WORLD BOND FUND

                               Registration No. 33-24885



                             Pre-Effective Amendment No. 1


                                   Index to Exhibits


Exhibit No.      Description


24                   --Powers of Attorney


































                                         C-2